As Filed with the U.S. Securities and Exchange Commission on September 28, 2010
1933 Act File No. 002-91229
1940 Act File No. 811-4025

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 59 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 60 ☒
(Check appropriate box or boxes.)
__________________
AMERICAN CENTURY MUNICIPAL TRUST (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MO 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MO 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: October 1, 2010

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 1, 2010, at 8:30 a.m. Central pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on October 1, 2009, pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

October 1, 2010
American Century Investments Prospectus
High-Yield Municipal Fund Investor Class (ABHYX) Institutional Class (AYMIX) A Class (AYMAX) B Class (AYMBX) (closed) C Class (AYMCX)

The Securities and Exchange Commission
has not approved or disapproved these securities
or passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	3
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	17
Share Price and Distributions	21
Taxes	22
Multiple Class Information	24
Financial Highlights	25

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges on page 54 of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	None	None	None	5.00%	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
	Investor	Institutional	A	B	C
Management Fee	0.61%	0.41%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	1.00%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.61%	0.41%	0.86%	1.61%	1.61%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$62	$196	$341	$763
Institutional Class	$42	$132	$230	$518
A Class	$534	$712	$906	$1,463
B Class	$564	$809	$977	$1,709
B Class (if shares are not redeemed)	$164	$509	$877	$1,709
C Class	$164	$509	$877	$1,909

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The fund invests in municipal and other debt securities with an emphasis on high-yield securities. A high-yield security is one that has been rated below investment-grade, or determined by the investment advisor to be of similar quality.

Under normal market conditions, the portfolio managers invest at least 80% of the fund’s assets in municipal securities with interest payments exempt from federal income tax. Some of these investments in municipal securities are not necessarily exempt from the federal alternative minimum tax.

The portfolio managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers buy securities that are rated below investment-grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.

The portfolio managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.

The managers typically buy long-term and intermediate-term municipal securities, but may purchase municipal securities of any duration. The managers attempt to keep the weighted average maturity of the fund at 10 years or longer.

Although the fund invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

The fund’s principal risks include

•
Credit Risk – The fund’s investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities.

The fund invests a significant part of its assets in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

•
Interest Rate Risk – When interest rates change, the fund’s share value will be affected. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•
Municipal Securities Risk – Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Nondiversification – The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

•
Tax Risk – Some or all of the fund’s income may be subject to the federal alternative minimum tax. There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2009): 13.13%

Lowest Performance Quarter
(4Q 2008): -17.12%

As of June 30, 2010, the most
recent calendar quarter end, the
fund’s Investor Class year-to-date
return was 5.89%.

For the calendar year ended December 31, 2009	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	24.13%	1.38%	4.28%	4.02%	03/31/1998
Return After Taxes on Distributions	24.13%	1.38%	4.28%	4.00%	03/31/1998
Return After Taxes on Distributions and Sale of Fund Shares	18.08%	1.96%	4.47%	4.21%	03/31/1998
A Class Return Before Taxes	18.31%	0.20%	—	1.90%	01/31/2003
B Class Return Before Taxes	18.91%	0.18%	—	1.83%	01/31/2003
C Class Return Before Taxes	22.91%	0.38%	—	2.07%	07/24/2002
Barclays Capital Municipal Bond Index(1) (reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%	5.15%	03/31/1998
Barclays Capital Long-Term Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	23.43%	3.88%	6.29%	5.20%	03/31/1998

1
Effective August 1, 2010, the fund’s benchmark changed from the Barclays Capital Long-Term Municipal Bond Index to the Barclays Capital Municipal Bond Index. This change was effected to better align the benchmark’s duration with the fund’s duration.

After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Because the Institutional Class does not have a full calendar year of performance, it is not included.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Manager

Steven M. Permut, Senior Vice President and Senior Portfolio Manager, has had or shared primary responsibility for the management of the fund since 1998, and has served on teams managing fixed-income investments since joining the advisor in 1987.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts and fee based accounts (in classes other than Institutional Class) do not have a minimum purchase amount. The minimum initial amount for Coverdell Education Savings Accounts (CESA) is $5,000 unless the account is opened through a financial intermediary. To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund’s minimum. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs and 403(b) custodial accounts.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

The fund intends to distribute income that is exempt from regular federal income tax, however, fund distributions may be subject to capital gains tax. A portion of the fund’s distributions may be subject to federal income tax or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What are the fund’s investment objectives?

High-Yield Municipal seeks high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

What are the fund's principal investment strategies?

Under normal market conditions, the portfolio managers invest at least 80% of the fund’s assets in municipal securities with interest payments exempt from federal income tax. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. These investments in municipal securities are not necessarily exempt from the federal alternative minimum tax. The managers typically buy long-term and intermediate-term municipal debt securities, but may purchase municipal securities of any duration. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools, roads and other public infrastructure projects.

Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

A municipal security is a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession.

Long-term debt securities are those with maturities longer than 10 years. Intermediate-term debt securities are those with maturities between three and 10 years.

The portfolio managers also may buy long- and intermediate-term debt securities with interest payments exempt from federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as airports and athletic stadiums.

The portfolio managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers buy securities that are rated below investment-grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.

The portfolio managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.

Although the fund invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The portfolio managers attempt to keep the weighted average maturity of the fund at 10 years or longer.

Weighted average maturity (WAM) is a method for comparing portfolios of bonds by calculating the average time until full maturity weighted by the market value of the principal amount to be paid. A fund that contains a large proportion of bonds with significant periods of time remaining on their maturity terms will have a longer WAM, while the WAM will be shorter for a fund that contains more bonds close to maturity.

When determining whether to sell a security, the portfolio manager considers, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio manager.

In addition to the principal investment strategies described above, the fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such investments are in keeping with the fund’s investment objectives.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

The fund’s investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of nonpayment. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The degree to which interest rate changes affect the fund’s performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds.

The fund may also be subject to liquidity risk. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

Some or all of the fund’s income may be subject to the federal alternative minimum tax.

There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

Although the fund's use of derivative instruments is limited, be aware that the use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial, in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund. Further, the use of derivative instruments may give rise to taxable income.

At any given time the value of your shares of the fund may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this prospectus.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended May 31, 2010	Investor Class	Institutional Class	A Class	B Class	C Class
High-Yield Municipal	0.61%	0.41%	0.61%	0.61%	0.61%

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated May 31, 2010.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. The portfolio manager listed below is also responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individual listed below is primarily responsible for the day-to-day management of the fund described in this prospectus.

Steven M. Permut (Macro Strategy Team Representative)

Mr. Permut, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1987. He became a portfolio manager in 1990. He has had or shared primary responsibility for the management of the fund since 1998, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in business and geography from State University of New York – Oneonta and an MBA in finance from Golden Gate University –San Francisco.

The statement of additional information provides additional information about the accounts managed by the portfolio manager, the structure of his compensation, and his ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors:  If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments’ bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.
•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business and Not-For-Profit: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The fund’s A and C Classes are intended for purchase through financial intermediaries that provide various administrative and distribution services. The fund's B Class shares are not available for purchase, except through dividend reinvestment or exchanges from B Class shares of other American Century funds. This fund is not available for employer-sponsored retirement plans. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

Financial intermediaries include banks, broker-dealers, insurance companies and financial professionals.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A Class	B Class
Initial sales charge(1)	No initial sales charge
Generally no contingent deferred sales charge(2)	Contingent deferred sales charge on redemptions within six years
12b-1 fee of 0.25%	12b-1 fee of 1.00%
No conversion feature	Convert to A Class shares eight years after purchase
Generally more appropriate for long-term investors	Not available for new purchases.

C Class
No initial sales charge
Contingent deferred sales charge on redemptions within 12 months
12b-1 fee of 1.00%
No conversion feature
Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $1,000,000; generally more appropriate for short-term investors

1	The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

2	A contingent deferred sales charge (CDSC) of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the Web site. From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid for purchases by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares will be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Employer-sponsored retirement plan purchases. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

•	Certain other investors as deemed appropriate by American Century Investments

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.

B Class

The fund's B Class shares are not available for purchase, except through dividend reinvestment or exchanges from B Class shares of other American Century funds. B Class shares were sold at their net asset value without an initial sales charge. If you redeem your shares within six years of the purchase date, you will pay a contingent deferred sales charge (CDSC) as set forth below. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment it made to your financial professional for purchases of B Class shares prior to December 1, 2009. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Redemption During	CDSC as a % of Original Purchase Price
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually:
■ 12% of the original purchase cost for B Class shares
■ 12% of the lesser of the original purchase cost or current market value for A and C Class shares
•	redemptions through employer-sponsored retirement plan accounts. For this purpose, employer-sponsored retirement plans do not include SIMPLE IRAs, SEP IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70½
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no broker was compensated for the sale

Reinstatement Privilege

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund’s transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Buying and Selling Shares

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs and 403(b) custodial accounts.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account (CESA)	$5,000(1)(2)

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund’s minimum.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations) or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemptions

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check, or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments Brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to, a debt security has been declared in default or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund pays distributions from net income monthly. The fund generally pays distributions of capital gains, if any, once a year, usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. The fund intends to designate distributions from net income as exempt-interest dividends. To be eligible to make this designation, at least 50% of the value of the fund's total assets must consist of tax-exempt interest obligations at the close of the quarter.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

For investors investing in taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund’s investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

•
Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and will be taxable as ordinary income if it is distributed to shareholders.

•	Capital Gains. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.
•	Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as qualified dividend income. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

Unless applicable tax provisions are extended, the maximum tax rates shown in the table above for long-term capital gains and qualified dividend income will be higher beginning in 2011. As of the date of this prospectus, it is still uncertain if Congress will extend these provisions.

If a fund’s distributions exceed its income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year may be considered taxable income or a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Multiple Class Information

The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years; and (f) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for B and C Classes to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

High-Yield Municipal Fund

Investor Class
For a Share Outstanding Throughout the Years Ended May 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.91	$9.63	$10.68	$10.50	$10.50
Income From Investment Operations
Net Investment Income (Loss)	0.45(1)	0.50	0.52	0.51	0.50
Net Realized and Unrealized Gain (Loss)	0.92	(1.72)	(1.05)	0.18	—(2)
Total From Investment Operations	1.37	(1.22)	(0.53)	0.69	0.50
Distributions
From Net Investment Income	(0.46)	(0.50)	(0.52)	(0.51)	(0.50)
Net Asset Value, End of Period	$8.82	$7.91	$9.63	$10.68	$10.50

Total Return(3)	17.68%	(12.70)%	(5.01)%	6.70%	4.91%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.61%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets	5.40%	5.97%	5.16%	4.80%	4.80%
Portfolio Turnover Rate	25%	44%	69%	36%	16%
Net Assets, End of Period (in thousands)	$132,196	$82,547	$87,127	$97,254	$84,896

1	Computed using average shares outstanding throughout the period.

2	Per-share amount was less than $0.005.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

High-Yield Municipal Fund

Institutional Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.66
Income From Investment Operations
Net Investment Income (Loss)(2)	0.12
Net Realized and Unrealized Gain (Loss)	0.15
Total From Investment Operations	0.27
Distributions
From Net Investment Income	(0.11)
Net Asset Value, End of Period	$8.82

Total Return(3)	3.13%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.41%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.50%(4)
Portfolio Turnover Rate	25%(5)
Net Assets, End of Period (in thousands)	$26

1	March 1, 2010 (commencement of sale) through May 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

5	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2010.

High-Yield Municipal Fund

A Class
For a Share Outstanding Throughout the Years Ended May 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.91	$9.63	$10.68	$10.50	$10.50
Income From Investment Operations
Net Investment Income (Loss)	0.43(1)	0.48	0.50	0.48	0.48
Net Realized and Unrealized Gain (Loss)	0.91	(1.72)	(1.05)	0.18	—(2)
Total From Investment Operations	1.34	(1.24)	(0.55)	0.66	0.48
Distributions
From Net Investment Income	(0.43)	(0.48)	(0.50)	(0.48)	(0.48)
Net Asset Value, End of Period	$8.82	$7.91	$9.63	$10.68	$10.50

Total Return(3)	17.39%	(12.92)%	(5.25)%	6.43%	4.65%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.86%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income (Loss) to Average Net Assets	5.15%	5.72%	4.91%	4.55%	4.55%
Portfolio Turnover Rate	25%	44%	69%	36%	16%
Net Assets, End of Period (in thousands)	$130,266	$111,293	$140,037	$158,622	$129,681

1	Computed using average shares outstanding throughout the period.

2	Per-share amount was less than $0.005.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

High-Yield Municipal Fund

B Class
For a Share Outstanding Throughout the Years Ended May 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.91	$9.63	$10.68	$10.50	$10.50
Income From Investment Operations
Net Investment Income (Loss)	0.37(1)	0.42	0.42	0.40	0.40
Net Realized and Unrealized Gain (Loss)	0.91	(1.72)	(1.05)	0.18	—(2)
Total From Investment Operations	1.28	(1.30)	(0.63)	0.58	0.40
Distributions
From Net Investment Income	(0.37)	(0.42)	(0.42)	(0.40)	(0.40)
Net Asset Value, End of Period	$8.82	$7.91	$9.63	$10.68	$10.50

Total Return(3)	16.52%	(13.58)%	(5.96)%	5.64%	3.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.61%	1.62%	1.62%	1.62%	1.62%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.40%	4.97%	4.16%	3.80%	3.80%
Portfolio Turnover Rate	25%	44%	69%	36%	16%
Net Assets, End of Period (in thousands)	$2,638	$2,777	$3,805	$4,790	$4,468

1	Computed using average shares outstanding throughout the period.

2	Per-share amount was less than $0.005.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

High-Yield Municipal Fund

C Class
For a Share Outstanding Throughout the Years Ended May 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.91	$9.63	$10.68	$10.50	$10.50
Income From Investment Operations
Net Investment Income (Loss)	0.37(1)	0.41	0.42	0.40	0.40
Net Realized and Unrealized Gain (Loss)	0.90	(1.72)	(1.05)	0.18	—(2)
Total From Investment Operations	1.27	(1.31)	(0.63)	0.58	0.40
Distributions
From Net Investment Income	(0.37)	(0.41)	(0.42)	(0.40)	(0.40)
Net Asset Value, End of Period	$8.81	$7.91	$9.63	$10.68	$10.50

Total Return(3)	16.39%	(13.58)%	(5.96)%	5.64%	3.86%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.61%	1.62%	1.62%	1.62%	1.62%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.40%	4.97%	4.16%	3.80%	3.80%
Portfolio Turnover Rate	25%	44%	69%	36%	16%
Net Assets, End of Period (in thousands)	$29,313	$25,176	$34,072	$38,287	$29,862

1	Computed using average shares outstanding throughout the period.

2	Per-share amount was less than $0.005.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Notes

Notes

Notes

Where to Find More information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund's annual report to shareholders, dated May 31, 2010.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room, Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	•EDGAR database at sec.gov •By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code	Newspaper Listing
High-Yield Municipal Fund
Investor Class	942	HiYldMu
Institutional Class	1142	HiYldMu
A Class	142	HiYldMu
B Class	318	HiYldMu
C Class	442	HiYldMu

Investment Company Act File No. 811-4025

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-68857   1010

October 1, 2010

American Century Investments Prospectus

Long-Term Tax-Free Fund Investor Class (ACLVX) Institutional Class (ACLSX) A Class (MMBAX) B Class (MMDBX) (closed) C Class (ACTCX)

The Securities and Exchange Commission
has not approved or disapproved these securities
or passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	3
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	17
Share Price and Distributions	21
Taxes	22
Multiple Class Information	24
Financial Highlights	25

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks a high level of current income exempt from federal income taxes, consistent with preservation of capital.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges on page 54 of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	None	None	None	5.00%	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	B	C
Management Fee	0.48%	0.28%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	1.00%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.48%	0.28%	0.73%	1.48%	1.48%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$49	$154	$269	$604
Institutional Class	$29	$90	$158	$356
A Class	$521	$673	$838	$1,316
B Class	$551	$769	$909	$1,564
B Class (if shares not redeemed)	$151	$469	$809	$1,564
C Class	$151	$469	$809	$1,767

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

Under normal market conditions, the fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in investment-grade municipal obligations with interest payments exempt from federal taxes. The fund will typically invest in long-term debt securities. Under normal market conditions, the fund will maintain a weighted average maturity of more than ten years.

Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below). The fund also may invest in securities which, while not rated, are determined by the investment advisor to be of comparable quality to those rated below investment-grade.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

The fund’s principal risks include

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Interest Rate Risk – Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because this fund has a longer weighted average maturity, it is likely to be more sensitive to interest rate changes.

•
Municipal Securities Risk – The fund invests primarily in municipal securities and will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Loss of Tax Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for A Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (3Q 2009): 7.71% Lowest Performance Quarter (3Q 2008): -3.27% As of June 30, 2010, the most recent calendar quarter end, the fund’s A Class year-to-date return was 3.20%.

For the calendar year ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception	Inception Date
A Class Return Before Taxes	7.50%	2.65%	4.87%	4.96%	03/31/1997
Return After Taxes on Distributions	7.50%	2.65%	4.63%	4.69%	03/31/1997
Return After Taxes on Distributions and Sale of Fund Shares	6.23%	2.77%	4.58%	4.65%	03/31/1997
Investor Class Return Before Taxes	12.83%	—	—	4.37%	04/03/2006
Institutional Class Return Before Taxes	13.05%	—	—	4.58%	04/03/2006
B Class Return Before Taxes	7.71%	2.66%	4.63%	4.62%	03/31/1997
C Class Return Before Taxes	11.71%	—	—	3.34%	04/03/2006
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%	5.57%	03/31/1997

The after-tax returns are shown only for A Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Steven M. Permut, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1987.

Alan Kruss, Vice President and Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 1997.

Joseph Gotelli, Vice President and Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 2008.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts and fee based accounts (in classes other than Institutional Class) do not have a minimum purchase amount. The minimum initial amount for Coverdell Education Savings Accounts (CESA) is $5,000 unless the account is opened through a financial intermediary. To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund’s minimum. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs and 403(b) custodial accounts.

The minimum initial amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

The fund intends to distribute income that is exempt from regular federal income tax, however, fund distributions may be subject to capital gains tax. A portion of the fund’s distributions may be subject to federal income tax or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks a high level of current income exempt from federal income taxes, consistent with preservation of capital.

What are the fund's principal investment strategies?

Under normal market conditions, the fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment-grade municipal obligations with interest payments exempt from federal taxes. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. The fund will typically invest in long-term debt securities. Under normal market conditions, the fund will maintain a weighted average maturity of more than ten years.

An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. Details of the fund’s credit quality standards are described in the statement of additional information.

Weighted average maturity (WAM) is a method for comparing portfolios of bonds by calculating the average time until full maturity weighted by the market value of the principal amount to be paid. A fund that contains a large proportion of bonds with significant periods of time remaining on their maturity terms will have a longer WAM, while the WAM will be shorter for a fund that contains more bonds close to maturity.

Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is exempt from federal income tax. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. The fund may invest in pre-refunded municipal bonds.

Although the fund invests primarily in municipal obligations with interest payments exempt from federal taxes, taxable debt securities are also permitted for investment. Taxable debt may exceed 20% at times for temporary defensive purposes, with no maximum percentage. When adverse market conditions exist, the fund may be hindered in its pursuit of its investment objective because it may not invest, or may invest less, in the municipal bonds in which it ordinarily invests.

Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below). The fund also may invest in securities which, while not rated, are determined by the investment advisor to be of comparable quality to those rated below investment-grade.

Although not part of the core strategy of the fund and unlikely to occur in the future the portfolio managers are permitted to invest up to 20% of the fund’s assets in debt securities with interest payments that are subject to federal income tax and/or the federal alternative minimum tax.

The fund may engage in active trading of portfolio securities. This increases the portfolio turnover rate and may increase transaction costs and the realization of tax gains and losses.

In addition to the principal investment strategies described above, the fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such investments are in keeping with the fund’s investment objective.

The fund may enter into interest rate futures contracts for hedging purposes (including to gain exposure to the securities markets pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return. Use of such derivative instruments may give rise to taxable income.

The fund may, for temporary defensive purposes, invest up to 100% of its total assets in cash or high-quality short-term debt securities, including money market reserves. To the extent that the fund’s assets are invested in such instruments, the fund may not be achieving its investment objective.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of nonpayment. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

The fund may invest all of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. The fund also may invest part of its assets in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities may have problems making interest and principal payments. Below investment-grade municipal bonds are vulnerable to real or perceived changes in the business climate and can be less liquid and more volatile.

When interest rates change, the fund’s share value will be affected. Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. Because this fund has a longer weighted average maturity, it is likely to be more sensitive to interest rate changes.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

The portfolio managers monitor the fund’s weighted average maturity and seek to adjust it as appropriate, taking into account market conditions and other relevant factors. Thus, under normal market conditions, its potential income and potential loss may be higher than other funds, and may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. The portfolio managers are permitted to invest up to 20% of the fund’s assets in debt securities with interest payments that are subject to federal income tax and/or the federal alternative minimum tax. In addition, income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

Although the fund's use of derivative instruments is limited, be aware that the use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial – in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund. Further, the use of derivative instruments may give rise to taxable income.

The fund may also be subject to liquidity risk. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended May 31, 2010	Investor Class	Institutional Class	A Class	B Class	C Class
Long-Term Tax-Free	0.48%	0.28%	0.48%	0.48%	0.48%

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated May 31, 2010.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. All listed portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

Steven M. Permut (Macro Strategy Team Representative)

Mr. Permut, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1987. He became a portfolio manager in 1990. He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in business and geography from State University of New York – Oneonta and an MBA in finance from Golden Gate University –San Francisco.

Alan Kruss

Mr. Kruss, Vice President and Portfolio Manager, joined American Century Investments in 1997. He became a portfolio manager in 2001. He has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in finance from San Francisco State University.

Joseph Gotelli

Mr. Gotelli, Vice President and Portfolio Manager, joined American Century Investments in 2008. He has shared primary responsibility for the management of the fund, and has served on teams managing fixed-income investments since joining the advisor. Prior to joining American Century Investments, he was an assistant portfolio manager at Franklin Templeton Investments for six years. He has a bachelor’s degree in business economics from the University of California, Santa Barbara and an MBA from Santa Clara University.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments’ bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

*  Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business and Not-For-Profit: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200  —  Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The fund’s A, B and C Classes are intended for purchase through financial intermediaries that provide various administrative and distribution services. The fund's B Class shares are not available for purchase, except through dividend reinvestment or exchange from B Class shares of other American Century funds. The fund is not available for employer-sponsored retirement plans. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

Financial intermediaries include banks, broker-dealers, insurance companies and financial professionals.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A Class	B Class
Initial sales charge(1)	No initial sales charge
Generally no contingent deferred sales charge(2)	Contingent deferred sales charge on redemptions within six years
12b-1 fee of 0.25%	12b-1 fee of 1.00%
No conversion feature	Convert to A Class shares eight years after purchase
Generally more appropriate for long-term investors	Not available for new purchases.

C Class
No initial sales charge
Contingent deferred sales charge on redemptions within 12 months
12b-1 fee of 1.00%
No conversion feature
Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $1,000,000; generally more appropriate for short-term investors

1	The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

2	A contingent deferred sales charge (CDSC) of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the Web site. From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commissions will be paid for purchases by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of the purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares will be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Employer-sponsored retirement plan purchases. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

•	Certain other investors as deemed appropriate by American Century Investments

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.

B Class

The fund's B Class shares are not available for purchase, except through dividend reinvestment or exchanges from B Class shares of other American Century funds. B Class shares were sold at their net asset value without an initial sales charge. If you redeem your shares within six years of the purchase date, you will pay a contingent deferred sales charge (CDSC) as set forth below. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment it made to your financial professional for purchases of B Class shares prior to December 1, 2009. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Redemption During	CDSC as a % of Original Purchase Price
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually:
¡ 12% of the original purchase cost for B Class shares
¡ 12% of the lesser of the original purchase cost or current market value for A and C Class shares
•	redemptions through employer-sponsored retirement plan accounts. For this purpose, employer-sponsored retirement plans do not include SIMPLE IRAs, SEP IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70½
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no broker was compensated for the sale

Reinstatement Privilege

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund’s transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Buying and Selling Shares

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs and 403(b) custodial accounts.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account (CESA)	$5,000(1)(2)

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund’s minimum.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations) or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemptions

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that you may incur tax liability as a result of the redemption. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check, or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments Brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to, a debt security has been declared in default or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that a fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund pays distributions from net income monthly. The fund generally pays capital gains distributions, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. The fund intends to designate distributions from net income as exempt-interest dividends. To be eligible to make this designation, at least 50% of the value of the fund's total assets must consist of tax-exempt interest obligations at the close of each quarter.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund’s investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are:

•
Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and will be taxable as ordinary income if it is distributed to shareholders.

•	Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.
•	Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as qualified dividend income. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions are taxed as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

Unless applicable tax provisions are extended, the maximum tax rates shown in the table above for long-term capital gains and qualified dividend income will be higher beginning in 2011. As of the date of this prospectus, it is still uncertain if Congress will extend these provisions.

If a fund’s distributions exceed its income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year may be considered taxable income or a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Multiple Class Information

The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for B and C Classes to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

Long-Term Tax-Free Fund

Investor Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
	2010	2009	2008	2007	2006(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.60	$10.56	$10.78	$10.70	$10.72
Income From Investment Operations
Net Investment Income (Loss)	0.44(2)	0.39	0.43	0.43	0.06
Net Realized and Unrealized Gain (Loss)	0.42	0.04	(0.22)	0.08	(0.02)
Total From Investment Operations	0.86	0.43	0.21	0.51	0.04
Distributions
From Net Investment Income	(0.44)	(0.39)	(0.43)	(0.43)	(0.06)
Net Asset Value, End of Period	$11.02	$10.60	$10.56	$10.78	$10.70

Total Return(3)	8.32%	4.32%	1.99%	4.84%	0.42%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.48%	0.49%	0.49%	0.49%	0.49%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.04%	3.84%	4.02%	4.00%	3.85%(4)
Portfolio Turnover Rate	50%	40%	257%	101%	62%
Net Assets, End of Period (in thousands)	$9,824	3,622	$1,071	$222	$25

1	April 3, 2006 (commencement of sale) through May 31, 2006.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Long-Term Tax-Free Fund

Institutional Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
	2010	2009	2008	2007	2006(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.60	$10.56	$10.78	$10.70	$10.72
Income From Investment Operations
Net Investment Income (Loss)	0.45(2)	0.42	0.45	0.45	0.07
Net Realized and Unrealized Gain (Loss)	0.44	0.04	(0.22)	0.08	(0.02)
Total From Investment Operations	0.89	0.46	0.23	0.53	0.05
Distributions
From Net Investment Income	(0.47)	(0.42)	(0.45)	(0.45)	(0.07)
Net Asset Value, End of Period	$11.02	$10.60	$10.56	$10.78	$10.70

Total Return(3)	8.53%	4.53%	2.19%	5.05%	0.45%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.28%	0.29%	0.29%	0.29%	0.29%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.24%	4.04%	4.22%	4.20%	4.05%(4)
Portfolio Turnover Rate	50%	40%	257%	101%	62%
Net Assets, End of Period (in thousands)	$118	$18,460	$17,661	$17,285	$16,456

1	April 3, 2006 (commencement of sale) through May 31, 2006.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Long-Term Tax-Free Fund

A Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
	2010	2009	2008	2007	2006(1)	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.60	$10.56	$10.78	$10.70	$10.72	$10.74
Income From Investment Operations
Net Investment Income (Loss)	0.41(2)	0.37	0.40	0.41	0.06	0.35(2)
Net Realized and Unrealized Gain (Loss)	0.43	0.04	(0.22)	0.08	(0.02)	(0.03)
Total From Investment Operations	0.84	0.41	0.18	0.49	0.04	0.32
Distributions
From Net Investment Income	(0.42)	(0.37)	(0.40)	(0.41)	(0.06)	(0.34)
Net Asset Value, End of Period	$11.02	$10.60	$10.56	$10.78	$10.70	$10.72

Total Return(3)	8.05%	4.06%	1.73%	4.58%	0.40%	3.01%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.73%	0.74%	0.74%	0.74%	0.74%(4)	0.82%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.79%	3.59%	3.77%	3.75%	3.60%(4)	3.21%
Portfolio Turnover Rate	50%	40%	257%	101%	62%	27%
Net Assets, End of Period (in thousands)	$23,618	$20,619	$9,320	$12,233	$19,288	$36,834

1
April 1, 2006 through May 31, 2006. Long-Term Tax-Free’s fiscal year end was changed from March 31 to May 31, resulting in a two-month annual reporting period. For the years before May 31, 2006, Long-Term Tax-Free’s fiscal year end was March 31.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Long-Term Tax-Free Fund

B Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
	2010	2009	2008	2007	2006(1)	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.60	$10.56	$10.78	$10.70	$10.72	$10.73
Income From Investment Operations
Net Investment Income (Loss)	0.33(2)	0.29	0.32	0.32	0.05	0.27(2)
Net Realized and Unrealized Gain (Loss)	0.43	0.04	(0.22)	0.08	(0.02)	(0.01)
Total From Investment Operations	0.76	0.33	0.10	0.40	0.03	0.26
Distributions
From Net Investment Income	(0.34)	(0.29)	(0.32)	(0.32)	(0.05)	(0.27)
Net Asset Value, End of Period	$11.02	$10.60	$10.56	$10.78	$10.70	$10.72

Total Return(3)	7.24%	3.38%	0.87%	3.80%	0.28%	2.42%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.48%	1.49%	1.49%	1.49%	1.49%(4)	1.50%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.48%	1.49%	1.49%	1.49%	1.49%(4)	1.54%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.04%	2.84%	3.02%	3.00%	2.85%(4)	2.49%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	3.04%	2.84%	3.02%	3.00%	2.85%(4)	2.45%
Portfolio Turnover Rate	50%	40%	257%	101%	62%	27%
Net Assets, End of Period (in thousands)	$592	$869	$1,158	$1,416	$2,046	$2,081

1
April 1, 2006 through May 31, 2006. Long-Term Tax-Free’s fiscal year end was changed from March 31 to May 31, resulting in a two-month annual reporting period. For the years before May 31, 2006, Long-Term Tax-Free’s fiscal year end was March 31.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Long-Term Tax-Free Fund

C Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
	2010	2009	2008	2007	2006(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.60	$10.56	$10.78	$10.70	$10.72
Income From Investment Operations
Net Investment Income (Loss)	0.33(2)	0.29	0.32	0.32	0.05
Net Realized and Unrealized Gain (Loss)	0.43	0.04	(0.22)	0.08	(0.02)
Total From Investment Operations	0.76	0.33	0.10	0.40	0.03
Distributions
From Net Investment Income	(0.34)	(0.29)	(0.32)	(0.32)	(0.05)
Net Asset Value, End of Period	$11.02	$10.60	$10.56	$10.78	$10.70

Total Return(3)	7.25%	3.28%	0.98%	3.80%	0.26%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.48%	1.49%	1.49%	1.49%	1.49%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.04%	2.84%	3.02%	3.00%	2.85%(4)
Portfolio Turnover Rate	50%	40%	257%	101%	62%
Net Assets, End of Period (in thousands)	$4,325	$3,749	$1,152	$41	$25

1	April 3, 2006 (commencement of sale) through May 31, 2006.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Notes

Notes

Notes

Where to Find More Informtion

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund's annual report to shareholders, dated May 31, 2010.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room, Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section, Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code
Long-Term Tax-Free Fund
Investor Class	993
Institutional Class	393
A Class	193
B Class	323
C Class	493

Investment Company Act File No. 811-4025

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-68858   1010

October 1, 2010

American Century Investments Prospectus

New York Tax-Free Fund Investor Class (ANYIX) Institutional Class (ANYOX) A Class (ANYAX) C Class (ANTCX)

The Securities and Exchange Commission
has not approved or disapproved these securities or
 passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Investing Directly with American Century Investments	9
Investing Through a Financial Intermediary	11
Additional Policies Affecting Your Investment	15
Share Price and Distributions	19
Taxes	20
Multiple Class Information	22
Financial Highlights	23

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks to maximize total return through high current income that is exempt from federal and New York state and local income taxes.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 11 of the fund’s prospectus and Sales Charges on page 54 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or the redemption proceeds)	None	None	None	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C
Management Fee	0.64%	0.44%	0.64%	0.64%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%
Other Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.64%	0.44%	0.89%	1.64%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$66	$205	$357	$799
Institutional Class	$45	$142	$247	$555
A Class	$537	$722	$921	$1,497
C Class	$167	$518	$893	$1,942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The portfolio managers primarily buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s assets in debt securities with interest payments exempt from federal and New York state and local income taxes. Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. Details of the fund’s credit quality standards are described in the statement of additional information. The fund is permitted to invest up to 20% of its assets in below investment-grade securities. Under normal market conditions, the fund will maintain a weighted average maturity of more than ten years.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

The fund’s principal risks include

•
New York Economic Risk – The fund will be sensitive to events that affect New York’s economy. Significant political or economic developments in New York will likely impact virtually all municipal securities issued in the state. Because the fund invests primarily in New York municipal securities, it may have a higher level of risk than funds that invest in a larger universe of securities.

•
Municipal Securities Risk – Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Nondiversification Risk – The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

•
Loss of Tax Exemptions Risk –There is no guarantee that all of the fund’s income will be exempt from federal or state or local income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.

•
Interest Rate Risk – Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because this fund has a longer weighted average maturity, it is likely to be more sensitive to interest rate changes.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information will indicate the volatility of the fund’s historical returns from year to year. For current performance information, including yields, please call us or visit americancentury.com.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Manager

Steven M. Permut, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2009 and has served on teams managing fixed-income investments since joining the advisor in 1987.

Alan Kruss, Vice President and Portfolio Manager, has shared primary responsibility for the management of the fund since 2009 and has served on teams managing fixed-income investments since joining the advisor in 1997.

Joseph Gotelli, Vice President and Portfolio Manager, has shared primary responsibility for the management of the fund since 2009 and has served on teams managing fixed-income investments since joining the advisor in 2008.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts and fee based accounts (in classes other than Institutional Class) do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts (CESA) is $5,000 unless the account is opened through a financial intermediary. To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund's minimum. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs or 403(b) custodial accounts.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

The fund intends to distribute income that is exempt from regular federal and New York state and local income tax, however, fund distributions may be subject to capital gains tax. A portion of the fund’s distributions may be subject to federal income tax, New York state or local income tax and/or the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks to maximize total return through high current income that is exempt from federal and New York state and local income taxes.

What are the fund's principal investment strategies?

The portfolio managers primarily buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s assets in debt securities with interest payments exempt from federal and New York state and local income taxes. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. New York state, as well as cities, counties and other municipalities in New York, and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools and roads. The fund will typically invest in long-term debt securities. Under normal market conditions, the fund will maintain a weighted average maturity of more than ten years.

Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. Details of the fund’s credit quality standards are described in the statement of additional information.

Municipalities include states, cities, counties, incorporated townships, the District of Columbia and U.S. territories and possessions. They can issue private activity bonds and public purpose bonds.

Weighted average maturity (WAM) is a method for comparing portfolios of bonds by calculating the average time until full maturity weighted by the market value of the principal amount to be paid. A fund that contains a large proportion of bonds with significant periods of time remaining on their maturity terms will have a longer WAM, while the WAM will be shorter for a fund that contains more bonds close to maturity.

Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below). The fund also may invest in securities which, while not rated, are determined by the investment advisor to be of comparable quality to those rated below investment-grade.

Although not part of the core strategy of the fund and unlikely to occur in the future, the portfolio managers are permitted to invest up to 20% of the fund’s assets in debt securities with interest payments that are subject to federal income tax, New York state or local income tax and/or the federal alternative minimum tax.

In addition to the principal investment strategies described above, the fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such investments are in keeping with the fund’s investment objective.

The fund may enter into interest rate futures contracts for hedging purposes (including to gain exposure to the securities markets pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return. Use of such derivative instruments may give rise to taxable income.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. For temporary defensive purposes, more than 20% of the fund’s assets may be invested in debt securities with taxable interest payments. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Because the fund invests primarily in New York municipal securities, it will be sensitive to events that affect New York’s economy. Significant political or economic developments in New York will likely impact virtually all municipal securities issued in the state. The fund may have a higher level of risk than funds that invest in a larger universe of securities. For more information about the risks affecting New York municipal securities, see the statement of additional information.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

There is no guarantee that all of the fund’s income will be exempt from federal or state or local income taxes. The portfolio managers are permitted to invest up to 20% of the fund’s assets in debt securities with interest payments that are subject to federal income tax, New York state or local income tax and/or the federal alternative minimum tax. In addition, income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.

When interest rates change, the fund’s share value will be affected. Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. However, when interest rates fall, there is a possibility bonds held by the fund may be redeemed prior to maturity, and that the proceeds would be reinvested in lower-yielding securities. Because this fund has a longer weighted average maturity, it is likely to be more sensitive to interest rate changes.

Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of nonpayment. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

The fund may invest all of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. The fund also may invest part of its assets in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities may have problems making interest and principal payments. Below investment-grade municipal bonds are vulnerable to real or perceived changes in the business climate and can be less liquid and more volatile.

The fund may be subject to liquidity risk. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

Although the fund's use of derivative instruments is limited, be aware that the use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial – in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund. Further, the use of derivative instruments may give rise to taxable income.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended May 31, 2010(1)	Investor Class	Institutional Class	A Class	C Class
New York Tax-Free	0.00%	0.00%	0.00%	0.00%

1	The fund’s management fee was waived for the first year following the fund’s launch.

The advisor waived 7 basis points (0.07%) of the fund's management fee. The advisor expects this waiver to continue until July 31, 2011 and cannot terminate it without consulting the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated May 31, 2010.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. All listed portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

Steven M. Permut (Macro Strategy Team Representative)

Mr. Permut, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1987. He became a portfolio manager in 1990. He has shared primary responsibility for the management of the fund since 2009, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in business and geography from State University of New York – Oneonta and an MBA in finance from Golden Gate University –San Francisco.

Alan Kruss

Mr. Kruss, Vice President and Portfolio Manager, joined American Century Investments in 1997. He became a portfolio manager in 2001. He has shared primary responsibility for the management of the fund since 2009, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in finance from San Francisco State University.

Joseph Gotelli

Mr. Gotelli, Vice President and Portfolio Manager, joined American Century Investments in 2008. He has shared primary responsibility for the management of the fund since 2009, and has served on teams managing fixed-income investments since joining the advisor. Prior to joining American Century Investments, he was an assistant portfolio manager at Franklin Templeton Investments for six years. He has a bachelor’s degree in business economics from the University of California, Santa Barbara and an MBA from Santa Clara University.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments’ bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business and Not-For-Profit: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200  —  Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The fund’s A and C Classes are intended for purchase through financial intermediaries that provide various administrative and distribution services. The fund is not available for employer-sponsored retirement plans. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

Financial intermediaries include banks, broker-dealers, insurance companies and financial professionals.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A Class	C Class
Initial sales charge(1)	No initial sales charge
Generally no contingent deferred sales charge(2)	Contingent deferred sales charge on redemptions within 12 months
12b-1 fee of 0.25%	12b-1 fee of 1.00%
Generally more appropriate for long-term investors	Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $1,000,000; generally more appropriate for short-term investors

1	The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

2	A contingent deferred sales charge (CDSC) of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the Web site. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid for purchases by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of the purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares will be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Employer-sponsored retirement plan purchases. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

•	Certain other investors as deemed appropriate by American Century Investments

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes.  Please consult with your financial professional for further details.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value for A and C Class shares
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70½
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no broker was compensated for the sale

Reinstatement Privilege

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund’s transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Buying and Selling Shares

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs or 403(b) custodial accounts.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account (CESA)	$5,000(1)(2)

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund’s minimum.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations) or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Limitations on Sale

As of the date of this prospectus, the funds are registered for sale only in the following states and territories: Arizona, California, Colorado, Connecticut, Delaware, District of Columbia, Florida, Georgia, Illinois, Indiana, Maine, Maryland, Massachusetts, Minnesota, New Hampshire, New Jersey, New York, North Carolina, Ohio, Pennsylvania, Puerto Rico, Rhode Island, Vermont, Virgin Islands, Virginia and Wyoming.

Redemptions

If you sell C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to, a debt security has been declared in default or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that a fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund pays distributions from net income monthly. The fund generally pays capital gains distributions, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. The fund intends to designate distributions from net income as exempt-interest dividends. To be eligible to make this designation, at least 50% of the value of the fund’s total assets must consist of tax-exempt interest obligations at the close of each quarter.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Distributions are reinvested automatically in additional shares unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from New York state and local taxes and regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund’s investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are:

•
Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and will be taxable as ordinary income if it is distributed to shareholders.

•	Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.
•	Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as qualified dividend income. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions are taxed as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

Unless applicable tax provisions are extended, the maximum tax rates shown in the table above for long-term capital gains and qualified dividend income will be higher beginning in 2011. As of the date of this prospectus, it is still uncertain if Congress will extend these provisions.

If a fund’s distributions exceed its income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year may be considered taxable income or a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Multiple Class Information

The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for C Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

New York Tax-Free Fund

Investor Class
For a Share Outstanding Throughout the Period Indicated
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.35
Net Realized and Unrealized Gain (Loss)	0.68
Total From Investment Operations	1.03
Distributions
From Net Investment Income	(0.34)
From Net Realized Gains	(0.01)
Total Distributions	(0.35)
Net Asset Value, End of Period	$10.68

Total Return(3)	10.39%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.00%(4)(5)(6)
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.64%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.60%(4)(5)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	2.96%(5)
Portfolio Turnover Rate	16%
Net Assets, End of Period (in thousands)	$12,136

1	June 30, 2009 (fund inception) through May 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Effective June 30, 2009, the investment advisor voluntarily agreed to waive its management fee.

5	Annualized.

6	Ratio is less than 0.005%.

New York Tax-Free Fund

Institutional Class
For a Share Outstanding Throughout the Period Indicated
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.55
Income From Investment Operations
Net Investment Income (Loss)(2)	0.10
Net Realized and Unrealized Gain (Loss)	0.12
Total From Investment Operations	0.22
Distributions
From Net Investment Income	(0.10)
Net Asset Value, End of Period	$10.67

Total Return(3)	2.05%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.00%(4)(5)(6)
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.44%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.61%(4)(5)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	3.17%(5)
Portfolio Turnover Rate	16%(7)
Net Assets, End of Period (in thousands)	$26

1	March 1, 2010 (commencement of sale) through May 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Effective March 1, 2010, the investment advisor voluntarily agreed to waive its management fee.

5	Annualized.

6	Ratio is less than 0.005%.

7	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period June 30, 2009 (fund inception) through May 31, 2010.

New York Tax-Free Fund

A Class
For a Share Outstanding Throughout the Period Indicated
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.32
Net Realized and Unrealized Gain (Loss)	0.68
Total From Investment Operations	1.00
Distributions
From Net Investment Income	(0.31)
From Net Realized Gains	(0.01)
Total Distributions	(0.32)
Net Asset Value, End of Period	$10.68

Total Return(3)	10.16%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.25%(4)(5)
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.89%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.35%(4)(5)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	2.71%(5)
Portfolio Turnover Rate	16%
Net Assets, End of Period (in thousands)	$8,116

1	June 30, 2009 (fund inception) through May 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Effective June 30, 2009, the investment advisor voluntarily agreed to waive its management fee.

5	Annualized.

New York Tax-Free Fund

C Class
For a Share Outstanding Throughout the Period Indicated
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.25
Net Realized and Unrealized Gain (Loss)	0.68
Total From Investment Operations	0.93
Distributions
From Net Investment Income	(0.24)
From Net Realized Gains	(0.01)
Total Distributions	(0.25)
Net Asset Value, End of Period	$10.68

Total Return(3)	9.41%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.00%(4)(5)
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.64%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.60%(4)(5)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	1.96%(5)
Portfolio Turnover Rate	16%
Net Assets, End of Period (in thousands)	$2,882

1	June 30, 2009 (fund inception) through May 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Effective June 30, 2009, the investment advisor voluntarily agreed to waive its management fee.

5	Annualized.

Notes

Notes

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund's annual report to shareholders dated May 31, 2010.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room, Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code
New York Tax-Free Fund
Investor Class	929
Institutional Class	1129
A Class	829
C Class	629

Investment Company Act File No. 811-4025

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-68859   1010

October 1, 2010

American Century Investments Prospectus

Tax-Free Bond Fund Investor Class (TWTIX) Institutional Class (AXBIX) A Class (TWWOX) C Class (TWTCX)

The Securities and Exchange Commission
has not approved or disapproved these securities
or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	3
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	16
Share Price and Distributions	20
Taxes	21
Multiple Class Information	23
Financial Highlights	24

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks safety of principal and high current income that is exempt from federal income tax.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges on page 54 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	None	None	None	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C
Management Fee	0.48%	0.28%	0.48%	0.48%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%
Other Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.48%	0.28%	0.73%	1.48%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$49	$154	$269	$604
Institutional Class	$29	$90	$158	$356
A Class	$521	$673	$838	$1,316
C Class	$151	$469	$809	$1,767

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The portfolio managers primarily buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s assets in debt securities with interest payments exempt from federal income tax. The portfolio managers may buy securities of varying maturity ranges.

The portfolio managers also may buy investment-grade debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. No more than 20% of the fund’s assets may be invested in these securities.

Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below). The fund also may invest in securities which, while not rated, are determined by the portfolio managers to be of comparable credit quality to those rated below investment-grade.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

The fund’s principal risks include

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Interest Rate Risk – Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

•
Municipal Securities Risk – The fund invests primarily in municipal securities and will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Loss of Tax-Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2009): 6.29%

Lowest Performance Quarter
(2Q 2004): -2.09%

As of June 30, 2010, the most
recent calendar quarter end, the
fund’s Investor Class year-to-date
return was 2.96%.

For the year ended December 31, 2009	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	10.43%	3.98%	5.06%	5.31%	03/02/1987
Return After Taxes on Distributions	10.43%	3.97%	5.02%	—	03/02/1987
Return After Taxes on Distributions and Sale of Fund Shares	8.19%	3.95%	4.91%	—	03/02/1987
Institutional Class Return Before Taxes	10.65%	4.18%	—	4.09%	04/15/2003
A Class Return Before Taxes(1)	5.11%	2.76%	4.31%	4.83%	03/01/2010
C Class Return Before Taxes(1)	9.35%	2.94%	4.02%	4.26%	03/01/2010
Barclays Capital 7 Year Municipal Bond Index(2) (reflects no deduction for fees, expenses or taxes)	7.61%	4.58%	5.59%	N/A(3)	—
Barclays Capital 5 Year General Obligation Bond Index (reflects no deduction for fees, expenses or taxes)	7.38%	4.52%	5.23%	5.61%	02/28/1987

1
Historical performance for A Class and C Class prior to their inception is based on the performance of Investor Class shares. A Class and C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

2
Effective August 1, 2010, the fund’s benchmark changed from the Barclays Capital 5-Year General Obligation Index to the Barclays Capital 7 Year Municipal Bond Index. This change was effected to better align the benchmark’s duration with the fund’s duration.

3	Benchmark data is not available until January 31, 1990.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Steven M. Permut, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1987.

Alan Kruss, Vice President and Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 1997.

Joseph Gotelli, Vice President and Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 2008.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts and fee based accounts (in classes other than Institutional Class) do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts (CESA) is $5,000 unless the account is opened through a financial intermediary. To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund’s minimum. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs and 403(b) custodial accounts.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

The fund intends to distribute income that is exempt from regular federal income tax, however, fund distributions may be subject to capital gains tax. A portion of the fund’s distributions may be subject to federal income tax or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What are the fund’s investment objectives?

The fund seeks safety of principal and high current income that is exempt from federal income tax.

What are the fund's principal investment strategies?

The portfolio managers primarily buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s assets in debt securities with interest payments exempt from federal income tax. The fund may change this policy only upon 60 days’ prior written notice to shareholders. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

An investment-grade debt security is one that has been rated by an independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. The details of the fund’s credit quality standards are described in the statement of additional information.

The portfolio managers also may buy investment-grade debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund’s assets may be invested in these securities.

Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities (BB and below). The fund also may invest in securities which, while not rated, are determined by the portfolio managers to be of comparable credit quality to those rated below investment-grade.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

In addition to the principal investment strategies described above, the fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such investments are in keeping with the fund’s investment objective.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this prospectus.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of nonpayment. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

The fund may invest all of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. The fund may also invest part of its assets in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities may have problems making interest and principal payments. Below investment-grade municipal bonds are vulnerable to real or perceived changes in the business climate and can be less liquid and more volatile.

When interest rates change, the fund’s share value will be affected. Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. The fund’s interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. The portfolio managers are permitted to invest up to 20% of the fund’s assets in debt securities with interest payments that are subject to federal income tax and/or the federal alternative minimum tax. In addition, income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

The portfolio managers monitor the fund’s weighted average maturity and seek to adjust it as appropriate, taking into account market conditions and other relevant factors. Thus, under normal market conditions, its potential income and potential loss are moderate as compared to other funds, but may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

Although the fund's use of derivative instruments is limited, be aware that the use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial — in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund. Further, the use of derivative instruments may give rise to taxable income.

The fund may also be subject to liquidity risk. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended May 31, 2010	Investor Class	Institutional Class	A Class	C Class
Tax-Free Bond	0.48%	0.28%	0.48%	0.48%

Effective August 1, 2010, the advisor waived 1.3 basis points (0.013%) of the fund’s management fee. The advisor expects this waiver to continue for one year and cannot terminate it without consulting the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated May 31, 2010.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. All listed portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

Steven M. Permut (Macro Strategy Team Representative)

Mr. Permut, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1987. He became a portfolio manager in 1990. He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in business and geography from State University of New York – Oneonta and an MBA in finance from Golden Gate University – San Francisco.

Alan Kruss

Mr. Kruss, Vice President and Portfolio Manager, joined American Century Investments in 1997. He became a portfolio manager in 2001. He has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in finance from San Francisco State University.

Joseph Gotelli

Mr. Gotelli, Vice President and Portfolio Manager, has been a member of the team since he joined American Century Investments in 2008 as a portfolio manager. Prior to joining American Century Investments, he spent six years at Franklin Templeton Investments as an assistant portfolio manager. He has a bachelor’s degree in business economics from the University of California, Santa Barbara and an MBA from Santa Clara University.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments’ bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

*  Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business and Not-For-Profit: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200  —  Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The fund’s A and C Classes are intended for purchase through financial intermediaries that provide various administrative and distribution services. This fund is not available for employer-sponsored retirement plans. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

Financial intermediaries include banks, broker-dealers, insurance companies and financial professionals.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A Class	C Class
Initial sales charge(1)	No initial sales charge
Generally no contingent deferred sales charge(2)	Contingent deferred sales charge on redemptions within 12 months
12b-1 fee of 0.25%	12b-1 fee of 1.00%
Generally more appropriate for long-term investors	Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $1,000,000; generally more appropriate for short-term investors

1	The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

2	A contingent deferred sales charge (CDSC) of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the Web site. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid for purchases by employer-sponsored retirement plans. For this purpose, employment-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares will be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Employer-sponsored retirement plan purchases. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

•	Certain other investors as deemed appropriate by American Century Investments

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value for A and C Class shares
•	redemptions through employer-sponsored retirement plan accounts. For this purpose, employer-sponsored retirement plans do not include SIMPLE IRAs, SEP IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70½
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no broker was compensated for the sale

Reinstatement Privilege

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund’s transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Buying and Selling Shares

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information. This fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs and 403(b) custodial accounts.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account (CESA)	$5,000(1)(2)

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $5,000 in order to meet the fund’s minimum.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations) or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemptions

If you sell C, or in certain cases, A class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check, or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments Brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to, a debt security has been declared in default or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund pays distributions from net income monthly. The fund generally pays capital gains distributions, if any, once a year, usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. The fund intends to designate distributions from net income as exempt-interest dividends. To be eligible to make this designation, at least 50% of the value of the fund's total assets must consist of tax-exempt interest obligations at the close of each quarter.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund’s investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are:

•
Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and will be taxable as ordinary income if it is distributed to shareholders.

•	Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.
•	Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as qualified dividend income. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions are taxed as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

Unless applicable tax provisions are extended, the maximum tax rates shown in the table above for long-term capital gains and qualified dividend income will be higher beginning in 2011. As of the date of this prospectus, it is still uncertain if Congress will extend these provisions.

If a fund’s distributions exceed its income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year may be considered taxable income or a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Multiple Class Information

The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for C Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

Tax-Free Bond Fund

Investor Class
For a Share Outstanding Throughout the Years Ended May 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.70	$10.74	$10.68	$10.67	$10.88
Income From Investment Operations
Net Investment Income (Loss)	0.40(1)	0.41	0.43	0.42	0.40
Net Realized and Unrealized Gain (Loss)	0.39	(0.04)	0.06	0.01	(0.20)
Total From Investment Operations	0.79	0.37	0.49	0.43	0.20
Distributions
From Net Investment Income	(0.40)	(0.41)	(0.43)	(0.42)	(0.40)
From Net Realized Gains	—	—	—	—	(0.01)
Total Distributions	(0.40)	(0.41)	(0.43)	(0.42)	(0.41)
Net Asset Value, End of Period	$11.09	$10.70	$10.74	$10.68	$10.67

Total Return(2)	7.48%	3.58%	4.66%	4.08%	1.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.48%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.61%	3.89%	4.00%	3.91%	3.73%
Portfolio Turnover Rate	14%	37%	62%	43%	79%
Net Assets, End of Period (in thousands)	$1,705,065	$1,198,419	$1,002,648	$709,988	$665,458

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Tax-Free Bond Fund

Institutional Class
For a Share Outstanding Throughout the Years Ended May 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.70	$10.74	$10.68	$10.67	$10.88
Income From Investment Operations
Net Investment Income (Loss)	0.42(1)	0.43	0.45	0.44	0.42
Net Realized and Unrealized Gain (Loss)	0.39	(0.04)	0.06	0.01	(0.20)
Total From Investment Operations	0.81	0.39	0.51	0.45	0.22
Distributions
From Net Investment Income	(0.42)	(0.43)	(0.45)	(0.44)	(0.42)
From Net Realized Gains	—	—	—	—	(0.01)
Total Distributions	(0.42)	(0.43)	(0.45)	(0.44)	(0.43)
Net Asset Value, End of Period	$11.09	$10.70	$10.74	$10.68	$10.67

Total Return(2)	7.69%	3.78%	4.88%	4.28%	2.07%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.28%	0.29%	0.29%	0.29%	0.29%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.81%	4.09%	4.20%	4.11%	3.93%
Portfolio Turnover Rate	14%	37%	62%	43%	79%
Net Assets, End of Period (in thousands)	$221,014	$111,882	$67,895	$10,567	$7,815

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Tax-Free Bond Fund

A Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$11.03
Income From Investment Operations
Net Investment Income (Loss)(2)	0.09
Net Realized and Unrealized Gain (Loss)	0.06
Total From Investment Operations	0.15
Distributions
From Net Investment Income	(0.09)
Net Asset Value, End of Period	$11.09

Total Return(3)	1.35%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.73%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.19%(4)
Portfolio Turnover Rate	14%(5)
Net Assets, End of Period (in thousands)	$3,951

1	March 1, 2010 (commencement of sale) through May 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

5	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2010.

Tax-Free Bond Fund

C Class
For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$11.03
Income From Investment Operations
Net Investment Income (Loss)(2)	0.06
Net Realized and Unrealized Gain (Loss)	0.06
Total From Investment Operations	0.12
Distributions
From Net Investment Income	(0.07)
Net Asset Value, End of Period	$11.08

Total Return(3)	1.07%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.48%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.33%(4)
Portfolio Turnover Rate	14%(5)
Net Assets, End of Period (in thousands)	$1,673

1	March 1, 2010 (commencement of sale) through May 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

5	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2010.

Notes

Where to Find More information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund's annual report to shareholders dated May 31, 2010.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room, Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code	Newspaper Listing
Tax-Free Bond Fund
Investor Class	028	TxFBnd
A Class	1328	TxFBnd
C Class	1228	TxFBnd
Institutional Class	328	TxFBnd

Investment Company Act File No. 811-4025

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-68860   1010

October 1, 2010
American Century Investments Prospectus
Tax-Free Money Market Fund Investor Class (BNTXX)

The Securities and Exchange Commission
has not approved or disapproved these securities
or passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	2
Investment Advisor	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	6
Investing Directly with American Century Investments	7
Investing Through a Financial Intermediary	9
Additional Policies Affecting Your Investment	10
Share Price and Distributions	13
Taxes	14
Financial Highlights	16

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks safety of principal and high current income that is exempt from federal income tax.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Investor
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Investor
Management Fee	0.49%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.51%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$52	$164	$286	$641

Principal Investments, Principal Risks and Performance

The fund is a money market fund and invests in municipal money market securities. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s assets in cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax. These securities may be issued by cities, counties and other municipalities, and U.S. territories. A high-quality debt security is one that has been rated by an independent rating agency in its top two credit quality categories or determined by the advisor to be of comparable credit quality.

The portfolio managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund’s assets may be invested in these securities.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, diversification limits and guidelines, general market conditions and any other factor deemed relevant by the portfolio managers.

The fund’s principal risks include

•
Low Interest – Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

•
Municipal Risk – Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Interest Rate, Credit and Liquidity Risks – All investments carry risks to some degree. However, the fund's investment parameters are designed to reduce the effects of changes in interest rates, to minimize credit risks and to reduce the effect on the fund of a default of any one issuer. For more information regarding interest rate, credit and liquidity risk, see Objectives, Strategies and Risks in this prospectus.

•
Principal Loss – An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(4Q 2000): 1.01%

Lowest Performance Quarter
(4Q 2009): 0.05%

As of June 30, 2010, the most
recent calendar quarter end, the
fund’s Investor Class year-to-date
return was 0.03%.

For the calendar year ended December 31, 2009	1 year	5 years	10 years
Investor Class	0.47%	2.22%	2.02%

Investment Advisor

American Century Investment Management, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts and fee based accounts do not have a minimum purchase amount. The minimum initial amount for Coverdell Education Savings Accounts (CESA) is $2,000 unless the account is opened through a financial intermediary. The fund is not available for employer-sponsored retirement plans and generally is inappropriate for tax-deferred accounts, such as IRAs and 403(b) custodial accounts.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

The fund intends to distribute income that is exempt from regular federal income tax. A portion of the fund’s distributions may be subject to federal income tax or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What are the fund’s investment objectives?

Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

What are the fund's principal investment strategies?

The fund is a money market fund that invests in municipal money market securities. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s assets in cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax. The fund may change this policy only upon 60 days’ prior written notice to shareholders. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

The portfolio managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund’s assets may be invested in these securities.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, diversification limits and guidelines, general market conditions and any other factor deemed relevant by the portfolio managers.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Debt securities, even high-quality debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of non-payment. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if downgraded by a rating agency.

Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and funds that hold them decline as interest rates rise. The fund’s investments in very short-term debt securities are designed to minimize this risk. However, a sharp and unexpected rise in interest rates could cause the fund’s price to drop.

The fund may also be subject to liquidity risk. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this prospectus.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended May 31, 2010	Investor Class
Tax-Free Money Market	0.44%

Effective August 1, 2010, the advisor waived 5.4 basis points (0.054%) of the fund’s management fee. The advisor expects this waiver to continue for one year and cannot terminate it without consulting the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated May 31, 2010.

Additionally, the advisor may waive the receipt of a portion of the management fee, or may agree to bear fund expenses, to enhance the fund's yield during periods when fund operating expenses have a significant impact on the fund's yield due to low interest rates or to assist the advisor's efforts to maintain a $1.00 net asset value per share. Any such fee waiver or expense reimbursement is voluntary and temporary, and may be revised or terminated at any time by the advisor without notice. There is no guarantee that the fund will maintain a positive yield or a $1.00 net asset value per share.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments’ bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business and Not-For-Profit: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200  —  Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

If you do business with us through a financial intermediary, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

Please contact your financial intermediary for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your intermediary. For more information regarding plan types, please see Buying and Selling Fund Shares in the statement of additional information.

Financial intermediaries include banks, broker-dealers, insurance companies and financial professionals.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Although fund share transactions may be made directly with American Century Investments at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information. This fund is not available for employer-sponsored retirement plans or other tax-deferred accounts, such as an IRA or a 403(b) custodial account.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,000(1)

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. You also may incur tax liability as a result of the redemption.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check, or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

For money market funds, American Century Investments anticipates that shareholders will purchase and sell shares frequently because these funds are designed to offer investors a liquid investment. Accordingly, American Century Investments has determined that it is not necessary to monitor trading activity or impose trading restrictions on money market fund shares and these funds accommodate frequent trading. However, we reserve the right, in our sole discretion, to modify monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments Brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund’s portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund’s investors.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option. The fund intends to designate distributions from net income as exempt-interest dividends. To be eligible to make this designation, at least 50% of the value of the fund's total assets must consist of tax-exempt interest obligations at the close of each quarter.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

•	notify us of your purchase prior to 11 a.m. Central time AND
•	pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Taxes

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund’s investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are:

•
Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and will be taxable as ordinary income if it is distributed to shareholders.

•	Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.
•	Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as qualified dividend income. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions are taxed as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

Unless applicable tax provisions are extended, the maximum tax rates shown in the table above for long-term capital gains and qualified dividend income will be higher beginning in 2011. As of the date of this prospectus, it is still uncertain if Congress will extend these provisions.

If a fund’s distributions exceed its income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year may be considered taxable income or a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

The Financial Highlights that follow have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

Tax-Free Money Market

Investor Class
For a Share Outstanding Throughout the Years Ended May 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net Investment Income (Loss)	—(1)	0.01	0.03	0.03	0.02
Distributions
From Net Investment Income	—(1)	(0.01)	(0.03)	(0.03)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(2)	0.20%	1.47%	2.97%	3.26%	2.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.46%(3)	0.50%(3)	0.51%	0.52%	0.52%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.51%	0.53%	0.51%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%(3)	1.45%(3)	2.91%	3.22%	2.47%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	0.15%	1.42%	2.91%	3.22%	2.47%
Net Assets, End of Period (in thousands)	$280,874	$334,768	$313,542	$275,733	$272,208

1	Per-share amount was less than $0.005.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Effective August 1, 2008, the investment advisor voluntarily agreed to waive a portion of its management fee.

Where to Find More information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund's annual report to shareholders dated May 31, 2010.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room , Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	•EDGAR database at sec.gov •By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code	Newspaper Listing
Tax-Free Money Market Fund
Investor Class	941	AmCTF

Investment Company Act File No. 811-4025

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-68861    1010

October 1, 2010

American Century Investments Statement of Additional Information American Century Municipal Trust

High-Yield Municipal Fund
Investor Class (ABHYX)
Institutional Class (AYMIX)
A Class (AYMAX)
B Class (AYMBX) (closed)
C Class (AYMCX)

Long-Term Tax-Free Fund
Investor Class (ACLVX)
Institutional Class (ACLSX)
A Class (MMBAX)
B Class (MMDBX) (closed)
C Class (ACTCX)

New York Tax-Free Fund
Investor Class (ANYIX)
Institutional Class (ANYOX)
A Class (ANYAX)
C Class (ANTCX)

Tax-Free Bond Fund
Investor Class (TWTIX)
Institutional Class (AXBIX)
A Class (TWWOX)
C Class (TWTCX)

Tax-Free Money Market Fund
Investor Class (BNTXX)

This statement of additional information adds to the discussion in the funds’ prospectuses dated
October 1, 2010, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectuses. If you would like a copy of a prospectus, please contact us at the address or telephone numbers listed on the back cover or visit American Century Investments' Web site at americancentury.com.

This statement of additional information incorporates by reference certain information that appears in the funds’ annual reports, which are delivered to all investors. You may obtain a free copy of the funds’
annual reports by calling 1-800-345-2021.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

The Funds’ History	2
Fund Investment Guidelines	3
High-Yield Municipal Fund	3
Long-Term Tax-Free Fund and Tax-Free Bond Fund	4
New York Tax-Free Fund	4
Tax-Free Money Market Fund	4
Credit Quality and Maturity Guidelines	5
Fund Investments and Risks	7
Investment Strategies and Risks	7
Investment Policies	24
Temporary Defensive Measures	26
Portfolio Turnover	27
Management	27
Board of Trustees	27
Officers	34
Code of Ethics	34
Proxy Voting Guidelines	35
Disclosure of Portfolio Holdings	36
The Funds’ Principal Shareholders	40
Service Providers	42
Investment Advisor	43
Portfolio Managers	46
Transfer Agent and Administrator	49
Sub-Administrator	49
Distributor	49
Custodian Banks	49
Independent Registered Public Accounting Firm	49
Brokerage Allocation	50
Regular Broker-Dealers	51
Information About Fund Shares	51
Multiple Class Structure	52
Buying and Selling Fund Shares	56
Valuation of a Fund’s Securities	57
Taxes	58
Federal Income Tax	58
Alternative Minimum Tax	60
Financial Statements	60
Explanation of Fixed-Income Securities Ratings	60

The Funds’ History

American Century Municipal Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on May 1, 1984. From then until January 1997, it was known as Benham Municipal Income Trust. Throughout this statement of additional information we refer to American Century Municipal Trust as the trust.

For accounting and performance purposes, the Long-Term Tax-Free Fund is the post-reorganization successor to the Mason Street Municipal Bond Fund. All references to fees and expenses paid by the Long-Term Tax-Free Fund prior to April 1, 2006, are for the fiscal year ended March 31, and represent amounts paid by the Mason Street Municipal Bond Fund.

Each fund described in this statement of additional information is a separate series of the trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

Fund	Ticker Symbol	Inception Date
High-Yield Municipal
Investor Class	ABHYX	03/31/1998
Institutional Class	AYMIX	03/01/2010
A Class	AYMAX	01/31/2003
B Class	AYMBX	01/31/2003
C Class	AYMCX	07/24/2002
Long-Term Tax-Free
Investor Class	ACLVX	04/03/2006
Institutional Class	ACLSX	04/03/2006
A Class	MMBAX	03/31/1997
B Class	MMDBX	03/31/1997
C Class	ACTCX	04/03/2006
New York Tax-Free
Investor Class	ANYIX	06/30/2009
Institutional Class	ANYOX	03/01/2010
A Class	ANYAX	06/30/2009
C Class	ANTCX	06/30/2009
Tax-Free Bond
Investor Class	TWTIX	03/02/1987
Institutional Class	AXBIX	04/15/2003
A Class	TWWOX	03/01/2010
C Class	TWTCX	03/01/2010
Tax-Free Money Market
Investor Class	BNTXX	07/31/1984

Fund Investment Guidelines

This section explains the extent to which the funds’ advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund’s assets. Descriptions of the investment techniques and risks associated with each appear in the section Investment Strategies and Risks, which begins on page 7. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectuses.

Long-Term Tax-Free, Tax-Free Bond and Tax-Free Money Market are diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). High-Yield Municipal and New York Tax-Free are nondiversified. Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies). Nondiversified means that a fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.

Tax-Free Money Market operates pursuant to Rule 2a-7 under the Investment Company Act of 1940, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on Rule 2a-7, the fund must comply with the definition of diversified under the rule.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)	no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and
(2)
with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds’ prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

For an explanation of the securities ratings referred to in the prospectuses and this statement of additional information, see Explanation of Fixed-Income Securities Ratings beginning on page 60.

High-Yield Municipal Fund

High-Yield Municipal Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with its investment policies, which permit investment in lower-rated and unrated securities. As a secondary objective, the fund seeks capital appreciation.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state or its political subdivisions, agencies and instrumentalities). The fund also may invest in securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax. As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund is authorized, under normal conditions, to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt from the AMT.

The fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax.

Long-Term Tax-Free Fund and Tax-Free Bond Fund

Long-Term Tax-Free Fund and Tax-Free Bond Fund seek to provide a high level of current income exempt from federal income taxes, consistent with preservation of capital. Each fund invests primarily in a diversified portfolio of investment-grade municipal obligations.

Municipal obligations are debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is exempt from federal income tax. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. The fund may invest in pre-refunded municipal bonds.

Each fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, each may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax. As a fundamental investment policy, each fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in obligations with interest exempt from federal income taxes. Taxable debt may exceed 20% at times for temporary defensive purposes, with no maximum percentages. The municipal obligations in which the funds may invest include securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

Each fund may invest up to 20% of the value of its net assets in alternative minimum tax (AMT) bonds. AMT bonds are tax-exempt “private activity” bonds whose proceeds are directed at least in part to a private, for-profit organization. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the “alternative minimum tax.” The alternative minimum tax is a special tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.

New York Tax-Free Fund

New York Tax-Free Fund seeks to maximize total return through high current income that is exempt from federal and New York state and local income taxes. Under normal market conditions, New York Tax-Free will invest at least 80% of the value of its net assets (plus any borrowing for investment purposes) in debt securities with interest payments exempt from federal and New York state and local income taxes.

The fund may invest in the obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal and New York state and local income taxes. The fund may also invest in (1) obligations issued by other states and their political subdivisions, and (2) U.S. government securities.

The fund may invest up to 20% of the fund’s assets in debt securities with interest payments that are subject to federal income tax, New York state or local income tax and/or the federal alternative minimum tax. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT.

Tax-Free Money Market Fund

Tax-Free Money Market Fund seeks as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders’ capital. The fund seeks to maintain a $1 share price, although there is no guarantee it will be able to do so.

The fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion of its assets in U.S. government securities, the interest income of which is subject to federal income tax. As a fundamental investment policy, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in obligations with interest exempt from federal income taxes. The municipal obligations in which the funds may invest include securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

The fund may invest up to 20% of its assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT.

Credit Quality and Maturity Guidelines

High-Yield Municipal Fund

High-Yield Municipal invests at least 80% of its assets in municipal securities with interest payments exempt from federal income tax. The managers typically buy long-term and intermediate-term municipal securities, but may purchase municipal securities of any duration. Although High-Yield Municipal typically invests a significant portion of its assets in investment-grade bonds, the advisor does not adhere to specific rating criteria in selecting investments for this fund. The fund invests in securities rated or judged by the advisor to be below investment-grade quality (for example, bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.

Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of High-Yield Municipal’s portfolio may consist of obligations that, when acquired, were not rated. Unrated securities may be less liquid than comparable rated securities and may involve the risk that the portfolio managers may not accurately evaluate the security’s comparative credit quality. Analyzing the creditworthiness of issuers of lower-quality, unrated bonds may be more complex than analyzing the creditworthiness of issuers of higher-quality bonds. There is no limit to the percentage of assets that the fund may invest in unrated securities. The fund also may invest in securities that are in technical or monetary default.

High-Yield Municipal may invest in investment-grade municipal obligations if the advisor considers it appropriate to do so. Investments of this nature may be made due to market considerations (for example, a limited supply of medium- and lower-grade municipal obligations) or to increase liquidity of the fund. Investing in high-grade obligations may lower the fund’s return.

High-Yield Municipal may purchase private activity municipal securities. The interest from these securities is treated as a tax-preference item in calculating federal AMT liability. Under normal circumstances, it is possible that a substantial portion of the fund’s total assets will be invested in private activity securities. Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability. See Taxes, page 58.

Long-Term Tax-Free Fund

Long-Term Tax-Free Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a portfolio of investment-grade municipal obligations with interest payments exempt from federal taxes. In other words, at least 80% of the fund will be invested in

•	municipal bonds rated, when acquired, within the four highest categories designated by a rating agency
•	municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency
•	unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of quality comparable to the securities listed above
•	cash or cash equivalents

Up to 20% of the fund’s net assets may be invested in securities rated below investment-grade quality or junk bonds. Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of Long-Term Tax-Free’s portfolio may consist of obligations that, when acquired, were not rated. Unrated securities may be less liquid than comparable rated securities and may involve the risk that the portfolio managers may not accurately evaluate the security’s comparative credit quality. Analyzing the creditworthiness of issuers of lower-quality, unrated bonds may be more complex than analyzing the creditworthiness of issuers of higher-quality bonds. The fund also may invest in securities that are in technical or monetary default.

New York Tax-Free Fund

New York Tax-Free has policies governing the quality of securities in which it may invest.

In terms of credit quality, at least 80% of the fund will be invested in

•	municipal bonds rated, when acquired, within the four highest categories designated by a rating agency
•	municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency
•	unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of quality comparable to the securities listed above

Up to 20% of the fund’s net assets may be invested in securities rated below investment-grade quality or junk bonds. Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of the fund’s portfolio may consist of obligations that, when acquired, were not rated. Unrated securities may be less liquid than comparable rated securities and may involve the risk that the portfolio managers may not accurately evaluate the security’s comparative credit quality. Analyzing the creditworthiness of issuers of lower-quality, unrated bonds may be more complex than analyzing the creditworthiness of issuers of higher-quality bonds. The fund also may invest in securities that are in technical or monetary default.

Tax-Free Bond Fund

Tax-Free Bond has policies governing the quality of securities in which it may invest.

In terms of credit quality, at least 80% of the fund will be invested in

•	municipal bonds rated, when acquired, within the four highest categories designated by a rating agency
•	municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency
•	unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of quality comparable to the securities listed above

Up to 20% of the fund’s net assets may be invested in securities rated below investment-grade quality or junk bonds. Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of Tax-Free Bond’s portfolio may consist of obligations that, when acquired, were not rated. Unrated securities may be less liquid than comparable rated securities and may involve the risk that the portfolio managers may not accurately evaluate the security’s comparative credit quality. Analyzing the creditworthiness of issuers of lower-quality, unrated bonds may be more complex than analyzing the creditworthiness of issuers of higher-quality bonds. The fund also may invest in securities that are in technical or monetary default.

Tax-Free Money Market Fund

The fund seeks to maintain a $1.00 share price, although there is no guarantee it will be able to do so. Shares of the fund are neither insured nor guaranteed by the U.S. government.

The money market fund may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

In selecting investments for the money market fund, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk. In particular, the fund:

•
buys only U.S. dollar-denominated obligations with remaining maturities of 397 days or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less);

•	maintains a dollar-weighted average portfolio maturity of 60 days or less;
•	restricts its investments to high-quality obligations determined by the advisor, pursuant to guidelines established by the Board of Trustees, to present minimal credit risks.

To be considered high-quality, an obligation must be:

•	a U.S. government obligation; or
•
rated (or of an issuer rated with respect to a class of short-term obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating agencies (or one if only one has rated the obligation); or

•	an obligation without short-term ratings judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of quality comparable to the securities listed above.

The portfolio managers intend to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities rated, when acquired, within the highest category designated by a rating agency.

Fund Investments and Risks

Investment Strategies and Risks

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund’s assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund’s overall risk profile.

Concentration in Types of Municipal Activities

From time to time, a significant portion of a fund’s assets may be invested in municipal obligations that are related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages and declining demand for projects or facilities financed by the municipal bonds.

About the Risks Affecting New York Municipal Securities

As noted in the prospectus, the New York Tax-Free Fund is susceptible to economic, political, and regulatory events that affect issuers of New York municipal obligations. These include possible adverse effects of a long and severe economic downturn, legislative measures, and other matters described below. The following information about risk factors is provided in view of the New York Tax-Free Fund’s policy of concentrating its assets in New York municipal securities. This information is based on official statements relating to securities offerings of New York issuers, although it does not constitute a complete description of the risks associated with investing in securities of these issuers. Recent developments impacting New York's economy and finances may not be reflected below, to the extent official statements have not been released updating the information below as of the date of this SAI. While the advisor has not independently verified the information included in the official statements, it has no reason to believe the information is inaccurate.

Economic Overview

New York State is the nation’s 3rd most populous state with a 2009 population of approximately 19.5 million people, representing approximately 6.3% of the nation’s population. New York State’s personal income levels are among the highest in the nation. Its 2009 per capita income of $46,957 was approximately 120% of the nation’s per capita income. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Like the nation, New York State has seen a declining proportion of its workforce engaged in manufacturing (5.6% in 2009) and an increasing proportion of its workforce in services (52.8% in 2009). New York State is the home to New York City, the nation’s leading center of banking and finance. As a result, employment in the financial services sector is more important to the State of New York than the nation. While financial services employment represents approximately 6% of the State’s total non-farm employment, it represents approximately 20% of the State’s total wages.

The State’s economy has been subject to wide swings in employment and personal income over the past 20 years. In calendar years 1990 through 1998, the State’s rate of economic growth was somewhat slower than the nation’s. In particular, during the 1990-91 recession and post-recession period, the economies of the State and much of the Northeast were more heavily damaged than the nation as a whole and slower to recover. However, over the decade of the 1990s, the gap between the State and national growth rates narrowed. In 1999, for the first time in 13 years, State employment growth surpassed that of the nation. In 2001, the September 11th attack resulted in a downturn in New York that was more severe than the national downturn. From 2001 to 2003, the State of New York’s non-farm employment declined by approximately 185,000 jobs. From 2004 to 2007, the State experienced steady growth as its non-farm employment increased by approximately 330,000 jobs. In late 2007, the State’s economy began to slow and by October 2008, it was in a deep recession. As a result, the State’s non-farm employment declined by 2.9% in calendar year 2009 and is projected by the State to decline by 0.3% in 2010. The State also projects New York State’s personal income declined by 3.4% in 2009 to $917.5 billion.

State Finances

The State Constitution requires the Governor to submit an Executive Budget that is balanced in the General Fund, which receives the majority of State taxes. The General Fund is the State’s main operating fund. New York’s fiscal year is from April 1 to March 31 of the following calendar year. The State’s principal sources of General Fund revenues are from personal income taxes (60% of general fund tax revenues), user taxes and fees (25%), and business taxes (12%). New York State’s largest General Fund expenditure items are as follows: school aid (33%), Medicaid (19%), state operations (15%), pensions and health insurance (6%), higher education (5%), and debt service (3%). Given the economic sensitivity of the State’s General Fund revenue sources, New York State consistently experienced large projected budget gaps. However, the State has been able to successfully close the following budget gaps over the past five years; $9.3 billion in FY 2003-04, $5.1 billion in FY 2004-05, $4.2 billion in FY 2005-06, $762 million in FY 2006-07, $1.6 billion in FY 2007-08, $2.2 billion in FY 2008-09, and $17.9 billion in FY 2009-10.

Recent Trends

The economic downturn has had a severe impact on State finances. Actual receipts have fallen consistently below projected levels, fixed costs for debt service and fringe benefits have risen steadily, and demand for State services has grown. Over the last two years, the State has been required to take extraordinary actions to maintain balanced operations and sufficient liquidity, including enacting midyear reductions to programs, instituting several rounds of agency spending reductions and deferring payments to local aid recipients and taxpayers. To avoid using its rainy day reserves, which are relied on during the fiscal year to provide liquidity, the State has managed the timing of payments across fiscal years.

2009-10 Fiscal Year

Receipts during the fiscal year fell substantially below projections. General Fund receipts, including transfers from other funds, totaled $52.6 billion, or $1.78 billion lower than the State's initial projections for 2009-10. General Fund disbursements, including transfers to other funds, totaled $52.2 billion, a decrease of $2.71 billion from initial projections. However, actual disbursements were affected by $2.1 billion in payment deferrals (described below) taken by the State to end the fiscal year without the use of its rainy day reserves and other designated balances. Without the deferrals, disbursements for the fiscal year would have been approximately $665 million below initial projections.

In the final quarter of the fiscal year, in order to avoid depleting its reserves, the State deferred a planned payment to school districts ($2.1 billion), which reduced spending from planned levels, and certain tax refunds, which increased available receipts from planned levels ($500 million). Both the school aid payment and the tax refunds were scheduled to be paid in 2009-10 but, by statute, were not due until June 1, 2010. The combined value of the deferrals had the effect of increasing the closing balance in the General Fund for 2009-10 to $2.3 billion, or approximately

$ 900 million above the level required to restore the rainy day reserves and other balances to their anticipated levels. The higher closing balance was due exclusively to the cash management actions described above and did not represent an improvement in the State's financial operations. In early April 2010, the State paid the $500 million in tax refunds that had been deferred from 2009-10 to 2010-11. On June 1, 2010, the State paid the $2.1 billion in school aid deferred from 2009-10.

General Fund receipts, including transfers from other funds were $1.2 billion below 2008-09 results. Tax receipts decreased by $1.2 billion and transfers decreased by $750 million, partly offset by increased miscellaneous receipts of $744 million. The $1.2 billion annual decline in tax receipts included a $541 million decline in personal income taxes and a $302 million decline in sales and use tax receipts.

General Fund disbursements, including transfers to other funds, were $2.4 billion below 2008-09 results. The annual decline reflects the deferral of $2.1 billion in school aid, the impact of mid-year spending reductions, and the use of Federal American Recovery and Reinvestment Act of 2009 ("ARRA") funds in place of General Fund spending.

The General Fund closing balance consisted of $1.2 billion in the State's rainy day reserves, $21 million in the contingency reserve fund (to guard against litigation risks), $96 million in the Community Projects Fund, and $978 million in the Refund Reserve Account, of which approximately $900 million was attributable to the deferrals described above.

2008-09 Fiscal Year

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.8 billion in 2008-09, an increase of $705 million from 2007-08 results. While tax receipts decreased by $93 million, miscellaneous receipts increased by $621 million and transfers increased by $178 million. The decline in tax receipts was primarily attributable to a decline in business taxes. General Fund spending, including transfers to other funds, totaled $54.6 billion in 2008-09, an increase of $1.2 billion from 2007-08. The main source of annual growth was School Aid. Similar to 2009-10, receipts fell substantially below projected levels. General Fund receipts, including transfers from other funds, were $1.84 billion lower than the State's initial projections for 2008-2009. Disbursements for the year, including transfers to other funds, finished at $1.75 billion lower than initially expected. This resulted in $83 million less available in cash reserves than was planned when the budget was enacted.

The General Fund ended the 2008-09 fiscal year with a balance of $1.9 billion, which included the dedicated balance of $1.2 billion in the State's rainy day reserves, $21 million in the contingency reserve fund, $145 million in the Community Projects Fund, and $577 million in general reserves, part of which the Division of the Budget ("DOB") used for payments initially planned for 2008-09 that were delayed until 2009-10. The year-end balance was substantially improved by the receipt of $1.3 billion in unplanned General Fund relief from the temporary increase in the Federal matching rate for Medicaid expenditures under ARRA.

2007-08 Fiscal Year

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.1 billion in 2007-08, an increase of $1.7 billion from 2006-07 results. While tax receipts decreased by $273 million, transfers increased by $1.9 billion and miscellaneous receipts increased by $191 million. The decline in tax receipts was primarily attributable to a decline in business taxes and in personal income taxes. General Fund spending, including transfers to other funds, totaled $53.4 billion in 2007-08, an increase of $1.8 billion from 2006-07. The main sources of annual growth were School Aid, Children and Family Services, and public assistance.

Receipts in 2007-08 were $578 million lower than the State's initial projections while disbursements for the year finished at $299 million lower than expectations. The result was a $279 million decrease in cash reserves. The reserves were used to finance the costs of labor settlements ($138 million), debt management actions, including defeasing certain auction rate bonds ($128 million), and to finance discretionary grants from the Community Projects Fund ($13 million).

The General Fund ended the 2007-08 fiscal year with a balance of $2.8 billion, which included dedicated balances of $1.2 billion in the State's rainy day reserve funds that can only be used for unforeseen mid-year shortfalls (after a $175 million deposit to the Rainy Day Reserve Fund at the close of 2007-08), the Contingency Reserve Fund ($21 million), the Community Projects Fund ($340 million) and $1.2 billion in general reserves.

2010-11 Enacted Budget Financial Plan Overview

The 2010-11 Enacted Budget closed a $9.2 billion deficit and included vetoes by Governor David A. Paterson of $533 million in legislative spending additions to keep the plan in balance. Because recurring actions accounted for 93% of the gap-closing plan, the Enacted Budget also helped reduce the State’s projected four-year gap, through 2013-14, by $29 billion (44%). Spending reductions accounted for approximately 70% of the gap closing measures, while revenue enhancements accounted for approximately 20% of the gap closing measures. The remaining 7% of gap closing measures were non-recurring items. The Enacted Budget did not assume any receipt of additional Federal Stimulus Funds. The 2010-11 Enacted Budget achieved these results without any deficit borrowing and without depleting the State’s rainy day reserves, which remain at $1.2 billion.

Spending Reductions

The Enacted Budget achieved the following major, recurring spending reductions, with significant cuts in State agency operating expenditures:

•	Health Care ($779 million) primarily through cost containment measures in Medicaid.
•
Higher Education ($224 million) by reducing State support for State University of New York (SUNY) and City University of New York (CUNY) senior and community colleges (which will be partially mitigated by the use of federal ARRA funding) and reducing Tuition Assistance Program (TAP) spending by changing eligibility standards and reducing overall grant awards.

•
Local Government Aid ($325 million) by eliminating Aid and Incentives for Municipalities (AIM) funding for New York City (2010-11 only) and Erie County; reducing AIM funding to other municipalities by 2% or 5%, depending on local reliance on this revenue; and providing localities more procurement flexibilities, allowing localities to share court facilities and promoting other local administrative services sharing such as joint tax collection as a way to reduce State mandates on local governments and save localities money.

•	STAR ($121 million) by reducing the benefit for New York City taxpayers with incomes above $500,000.
•	Human Services ($214 million) by reducing State reimbursement to counties from 63.7% to 62% for Child Welfare services.
•
Education/Special Education/Arts ($142 million) by managing payments for summer school special education costs; using available ARRA funding to help support preschool special education; reducing funding for grants provided by the Council on the Arts; and other measures.

•
Transportation, Economic Development and Environmental Conservation ($370 million) through elimination of low-priority and duplicative programs; reduction in State road and bridge contracts; and reduction in the Environmental Protection Fund.

•
Public Protection and General Government ($193 million) by closing two correctional facilities and additional consolidation of the prison system; merging of criminal justice agencies; certain revenue collections by law enforcement agencies that will result in a one-time increase in revenue; eliminating subsidies to businesses that provide mental health coverage under Timothy’s Law; and reducing a planned deposit to the member items fund by $60 million.

Revenue Actions

The 2010-11 Enacted Budget includes $1 billion in new revenue, including $925 million from tax and fee increases, including:

•
The temporary suspension of the State sales tax exemption on clothing and footwear priced at less than $110 ($330 million) from October 1, 2010 through March 31, 2011 (followed by suspension of the exemption for items priced at less than $55 for 2011-12 and a full return of the exemption April 1, 2012);

•	A $1.60 per pack increase effective July 1, 2010 in the cigarette tax, the proceeds of which are earmarked to help pay for existing health care expenses ($290 million);
•	A temporary cap on the aggregate tax credit claims for business-related tax credits at $2 million per taxpayer annually ($100 million);
•	A decrease in the percentage of allowable remaining itemized deductions from 50% to 25% for taxpayers with New York adjusted gross income above $10 million ($100 million).

In addition, audit, compliance and enforcement activities are expected to increase the tax base by approximately $371 million annually. This includes $150 million in cigarette enforcement activities on Indian vendors.

State Debt and Other Financings

State-supported debt includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the legislature.

Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. General obligation debt is currently authorized for transportation, environment, and housing purposes. As of March 31, 2010, the State had approximately $3.4 billion in outstanding general obligation debt as well as approximately $2.6 billion in authorized and unissued general obligation debt.

To circumvent the voter approval requirement of general obligation debt, the State utilizes lease-purchase and contractual-obligation financings. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance certain payments to local governments, various capital programs, including those which finance the State’s highway and bridge program, SUNY and CUNY educational facilities, health and mental hygiene facilities, prison construction and rehabilitation, economic development projects, State buildings and housing programs, and equipment acquisitions, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State.

Debt service payable to certain public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources (e.g., State personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). As of March 31, 2010, the State had approximately $46.9 billion in outstanding lease-purchase and contractual-obligation financings.

State Retirement Systems

General

The New York State and Local Retirement Systems (the "Systems") provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans). The Systems comprise the New York State and Local Employees’ Retirement System ("ERS") and the New York State and Local Police and Fire Retirement System ("PFRS"). The Comptroller is the administrative head of the Systems. State employees made up about 33% of the membership during the 2008-09 fiscal year. There were 3,025 other public employers participating in the Systems, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees) and a large number of local authorities of the State. As of March 31, 2009, 679,908 persons were members and 366,178 pensioners or beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. Members cannot be required to begin making contributions or make increased contributions beyond what was required when membership began.

Recent market volatility and the recent decline in the market value of many equity investments have negatively impacted the assets held for the Systems. The current actuarial smoothing method spreads the impact over a 5-year period, and thus contribution rate increases are expected for fiscal year 2012 through 2015. The amount of such increases would depend, in part, on the value of the pension fund as of each April 1 as well as on the present value of the anticipated benefits to be paid by the pension fund as of each April 1. Final contribution rates for fiscal year 2011 were released in early September 2009. The average 2011 ERS rate increased from 7.4% of salary in fiscal year 2010 to 11.9% of salary in fiscal year 2011, while the average 2011 PFRS rate increased from 15.1% of salary in fiscal year 2010 to 18.2% of salary in fiscal year 2011.

On December 10, 2009, the Governor signed a bill that amended Articles 14, 15 and 19 and created Article 22 of the Retirement and Social Security Law. This resulted in significant changes to benefits for members of ERS and PFRS. ERS members joining on or after January 1, 2010 will be covered by these benefits and will be in Tier 5. PFRS members joining on or after January 9, 2010 may also be covered by these benefits and may also be in Tier 5.

Contributions

Funding is provided in large part by employer and employee contributions. Employers contribute on the basis of the plan or plans they provide for members. All ERS members joining from mid-1976 through 2009 are required to contribute 3% of their salaries for the first ten years of membership. All ERS members joining after 2009 are required to contribute 3% of their salaries for their career. Certain PFRS members joining since mid-2009 are required to contribute 3% of their salaries for their career, depending upon their contract.

Legislation enacted in May 2003 realigned the Retirement Systems billing cycle to match governments' budget cycles and also instituted a minimum annual payment. The employer contribution for a given fiscal year will be based on the value of the pension fund and its liabilities on the prior April 1. In addition, employers are required to make a minimum contribution of at least 4.5% of payroll every year.

The State paid, in full, its employer contributions for the fiscal year ended March 31, 2010. Payments totaled $994.4 million. The State bill for the current fiscal year ending March 31, 2011 is $1,552.4 million, assuming a payment on March 1, 2011.

Assets and Liabilities

Assets are held exclusively for the benefit of members, pensioners and beneficiaries. Investments for the Systems are made by the Comptroller as trustee of the Common Retirement Fund, a pooled investment vehicle. OSC reports that the net assets available for benefits as of March 31, 2009 were $110.9 billion (including $2.9 billion in receivables), a decrease of $44.9 billion or 28.8% from the 2007-08 level of $155.8 billion, reflecting, in large part, equity market performance. OSC reports that the present value of anticipated benefits for current members, retirees, and beneficiaries increased from $170.5 billion on April 1, 2008 to $176.6 billion (including $69.0 billion for current retirees and beneficiaries) on April 1, 2009. The funding method used by the Systems anticipates that the net assets, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from net assets on April 1, 2009 in that amortized cost was used instead of market value for bonds and mortgages and the non-fixed investments utilized a smoothing method which recognized 20% of unexpected gain for the 2009 fiscal year, 40% of the unexpected gain for the 2008 fiscal year, 60% of the unexpected gain for the 2007 fiscal year and 80% of the unexpected gain for the 2006 fiscal year. Actuarial assets decreased from $151.8 billion on April 1, 2008 to $149.0 billion on April 1, 2009. The funded ratio, as of April 1, 2009, using the entry age normal funding method, was 101%.

Special Considerations

Many complex political, social, and economic forces influence the State’s economy and finances. Such forces may affect the State Financial Plan unpredictably from fiscal year to fiscal year. For example, the Amended Financial Plan is necessarily based on forecasts of national and State economic activity. Economic forecasts have frequently failed to accurately predict the timing and magnitude of specific and cyclical changes to the national and State economies. The Amended Financial Plan also relies on estimates and assumptions concerning Federal aid, law changes, and audit activity.

Futures and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.

Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions provided that the transactions are consistent with the fund’s investment objectives. The funds also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund’s investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.

Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate trends incorrectly, futures and options strategies may lower a fund’s return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts as permitted under the Commodity Futures Trading Commission rules. The funds have claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as commodity pool operators under that Act.

To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amount sufficient to cover its obligations under the futures contracts and options.

Inflation-Indexed Securities

The funds may purchase inflation-indexed securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities including state and local municipalities.

Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security or the value of the stripped components will decrease. If any of these possibilities are realized, a fund’s net asset value could be negatively affected.

Municipal inflation-linked bonds generally have a fixed principal amount and the inflation component is reflected in the nominal coupon.

Inflation-Indexed Treasury Securities

Inflation-indexed U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate. Inflation-indexed U.S. Treasury securities may be issued in either note or bond form. Inflation-indexed U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed U.S. Treasury bonds have maturities of more than 10 years.

Inflation-indexed U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-indexed U.S. Treasury securities are auctioned and issued on a quarterly basis.

Structure and Inflation Index

The principal value of inflation-indexed U.S. Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed U.S. Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price for All Urban Consumers Index (Consumer Price Index) published monthly by the U.S. Department of Labor’s Bureau of Labor Statistics.

Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

Indexing Methodology

The principal value of inflation-indexed U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.

Taxation

The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

Inflation-indexed U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

Investors in a fund will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the fund’s portfolio. An investment in a fund may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the funds, see Taxes, page 58.

U.S. Government Agencies

A number of U.S. government agencies and instrumentalities other than the U.S. Treasury may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above.

Other Entities

Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-indexed securities. While some entities have issued inflation-linked securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above, others utilize different structures. For example, the principal value of these securities may be adjusted with reference to the Consumer Price Index, but the semiannual coupon interest payments are made at a fixed percentage of the original issue principal. Alternatively, the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.

Inverse Floaters

The funds (except Tax-Free Money Market) may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

•
Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

•
Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to “put back” their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Lower-Quality Bonds

As indicated in the prospectuses, an investment in High-Yield Municipal, Long-Term Tax-Free, New York Tax-Free or Tax-Free Bond carries greater risk because these funds may invest in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers. The ability of an issuer to make payment could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. Lower-quality municipal bonds are more susceptible to these risks than higher-quality municipal bonds. In addition, lower-quality bonds may be unsecured or subordinated to other obligations of the issuer.

Projects financed through the issuance of lower-quality bonds often carry higher levels of risk. The issuer’s ability to service its debt obligations may be adversely affected by an economic downturn, weaker-than-expected economic development, a period of rising interest rates, the issuer’s inability to meet projected revenue forecasts, a higher level of debt, or a lack of needed additional financing.

The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market may be dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor’s ability to dispose of particular bonds when it determines that it is in the best interest of a fund to do so. Reduced liquidity also may hinder the advisor’s ability to obtain market quotations for purposes of valuing a fund’s portfolio and determining its net asset value.

The advisor continually monitors securities to determine their relative liquidity.

A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General obligation (GO) bonds are issued by states, counties, cities, school districts, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer’s taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities, schools and hospitals.

Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility’s operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Some longer-term municipal bonds allow an investor to "put" or sell the security at a specified time and price to the issuer or other "put provider." If a put provider fails to honor its commitment to purchase the security, the fund may have to treat the security's final maturity as its effective maturity, lengthening the fund's weighted average maturity and increasing the volatility of the fund.

Municipal Bond Insurance

The funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond. The guarantee is purchased from a private, nongovernmental insurance company.

There are two types of insured securities that may be purchased by the funds: bonds carrying either (1) new issue insurance; or (2) secondary insurance. New issue insurance is purchased by the issuer of a bond in order to improve the bond’s credit rating. By meeting the insurer’s standards and paying an insurance premium based on the bond’s principal value, the issuer is able to obtain a higher credit rating for the bond. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

The funds may also purchase bonds that carry secondary insurance purchased by an investor after a bond’s original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond’s interest and principal when due if the issuing entity defaults on the insured bond. Although defaults on insured municipal bonds have been low to date, it is possible for default rates on insured bonds to increase substantially, which could deplete an insurer’s loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the funds. The inability of an insurer to pay a particular claim, or a downgrade of the insurer’s rating, could adversely affect the values of all the bonds it insures. The number of municipal bond insurers is relatively small and, therefore, a significant amount of a municipal bond fund’s assets may be insured by a single issuer.

Recently, the role of bond insurance has declined in the municipal markets. Prior to the start of the financial crisis, municipal bond insurers backed approximately half of the municipal securities market. As of the date of this SAI, insured bonds make up closer to approximately 7% of new issues. However, the downgrading of municipal bond insurers has negatively impacted the price of insured bonds. Municipal bonds that once traded with the insurers' AAA rating are now trading based on their underlying rating (i.e., the rating based solely on the municipality's credit profile). Even the insured bonds that are covered by bond insurers with AAA ratings may be trading at a lower price because of the uncertainty surrounding their reduced ability to pay claims. Given the potentially large number of claims against the insurers' existing capital bases (especially from business unrelated to municipal bond markets), it is uncertain whether these insurers will be able to meet future claims.

Municipal Lease Obligations

Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.

Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

Municipal Notes

Each fund may invest in municipal notes, which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax anticipation notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue anticipation notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-exempt commercial paper is an obligation with a stated maturity of up to 365 days (most commonly ranging from two to 270 days) issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state’s General Fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

Municipal Tobacco Bonds

The funds (other than Tax-Free Money Market) may invest in municipal tobacco bonds whose payment obligations are tied to a master settlement agreement with several major tobacco companies. The agreement provides that if certain conditions are met the tobacco companies may reduce or suspend their payments. In such an event, the issuer of the bonds may not make full payments and the funds, as investors of the bonds, may suffer.

Other Investment Companies

Each fund may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange-traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, a fund’s investment in such securities, subject to certain exceptions, currently is limited to:

•	3% of the total voting stock of any one investment company;
•	5% of the fund’s total assets with respect to any one investment company; and
•	10% of the fund’s total assets in the aggregate.

A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

ETFs, such as Standard & Poor's Depositary Receipts (SPDRs) and the Barclays Aggregate Bond ETF, are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. Additionally, ETFs have management fees, which increase their cost.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund’s money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund’s risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds’ advisor.

Repurchase agreements maturing in more than seven days would count toward a fund’s limit on illiquid securities.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds’ criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund’s liquidity. Each of the funds may invest no more than 15% (5% for Tax-Free Money Market) of the value of its assets in illiquid securities.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund’s portfolio, or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

•	Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities
•	Commercial Paper
•	Certificates of Deposit and Euro Dollar Certificates of Deposit
•	Bankers’ Acceptances
•	Short-term notes, bonds, debentures or other debt instruments
•	Repurchase agreements
•	Money market funds

Single- and Multi-Family Mortgage-Related Securities

A single- or multi-family mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions or municipal agencies to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, single- or multi-family mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on single- or multi-family mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal may be distributed pro rata to investors.

As with other fixed-income securities, the prices of single- or multi-family mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of these securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

Structured and Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in structured securities and securities that are commonly referred to as derivative securities.

Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a trust, or the deposit of financial assets with a custodian, and the issuance of securities or depositary receipts backed by, or representing interests in, those assets.

Structured investments are traded over the counter in the same manner as traditional municipal securities. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, interest rate provisions, and prepayment characteristics, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. If the structured security involves no credit enhancement, its credit risk generally will be equivalent to that of the underlying instruments.

Structured investments include, for example, single family and multi-family residential mortgage-backed securities and commercial mortgage-backed securities. Structured investments may also include securities backed by other types of collateral.

A derivative security is a financial arrangement the value of which is based on, or derived from, the performance of certain underlying assets or benchmarks, such as interest rates, indices or other financial or non-financial indicators. The value of these securities, and hence their total return, is typically a function of the price movement of the underlying asset or changes in the underlying benchmark.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates or securities prices, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

There are a range of risks associated with investments in structured and derivative securities, including:

•
the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative security will not move or react to changes in the underlying security, interest rate, market index or other financial asset as anticipated;

•
the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment; and
•	the risk that the issuer of the structured or derivative security (the counterparty) will fail to perform its obligations.

In addition, structured securities are subject to the risk that the issuers of the underlying securities may be unable or unwilling to repay principal and interest (credit risk), and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts (prepayment risk).

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. Some derivative securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

A fund may not invest in a structured or derivative security unless the reference index, the underlying assets or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

To manage the risks of investing in structured and derivative securities, the advisor has adopted, and the funds’ Board of Trustees has reviewed, a policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides, among other things, that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. A fund may not invest in a structured or derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund’s prospectus.

Swap Agreements

Each fund, other than the money market fund, may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index [including inflation indexes], stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The funds may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements. The swaps market is an evolving market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Tender Option Bonds

Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market fund. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term, tax-exempt bonds, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider’s short-term rating and the underlying bond’s long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the funds’ TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below the requirements under Rule 2a-7.

The portfolio managers also take steps to minimize the risk that a fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2) legal opinions relating to the tax ownership of the underlying bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the portfolio managers monitor factors related to the tax-exempt status of the fund’s TOB holdings in order to minimize the risk of generating taxable income.

Variable-, Floating- and Auction-Rate Securities

Each fund may invest in variable-, floating-, or auction-rate securities. Variable- and floating-rate securities, including floating-rate notes (FRNs), provide for periodic adjustments to the interest rate. The adjustments are generally based on an index-linked formula, or determined through a remarketing process.

These types of securities may be combined with a put or demand feature that permits the fund to demand payment of principal plus accrued interest from the issuer or a financial institution. One example is the variable-rate demand note (VRDN). VRDNs combine a demand feature with an interest rate reset mechanism designed to result in a market value for the security that approximates par. VRDNs are generally designed to meet the requirements of money market fund Rule 2a-7, and may be permitted investments for Tax-Free Money Market Fund.

Auction Rate Securities (ARS) are variable rate bonds whose interest rates are reset at specified intervals through a Dutch auction process. A Dutch auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the ARS to take place at par. All accepted bids and holders of the ARS receive the same rate. ARS holders rely on the liquidity generated by the Dutch auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an ARS may become illiquid until either a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.

When-Issued and Forward Commitment Agreements

The funds may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash-and-carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund’s total assets to be committed under when-issued or forward commitment agreements, the portfolio managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.

Investment Policies

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the funds’ investment policies, the party identified as the “issuer” of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The funds’ fundamental investment policies are set forth below. These investment policies, a fund’s investment objective set forth in its prospectus, and a fund’s status as diversified may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing
A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending
A fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate
A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration
A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting
A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities
A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control	A fund may not invest for purposes of exercising control over management.

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,
(c)	utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and
(d)	personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Futures and Options
A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged transactions if it would be possible for the fund to lose more than the notional value of the investment. The money market fund may not purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

Liquidity
A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10% for the money market fund) would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales
A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin
A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

Temporary Defensive Measures

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

•	interest-bearing bank accounts or certificates of deposit;
•	U.S. government securities and repurchase agreements collateralized by U.S. government securities; and
•	other money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.

Portfolio Turnover

The portfolio turnover rate of each fund (except Tax-Free Money Market) for its most recent fiscal year is included in the Fund Summary section of that fund's prospectus. The portfolio turnover rate for such fund's last five fiscal years (or a shorter period if the fund is less than five years old), is shown in the Financial Highlights tables in the prospectus. Because of the short-term nature of the money market fund’s investments, portfolio turnover rates are not generally used to evaluate their trading activities.

For each fund other than the money market fund, the portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund’s investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers’ expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on a particular security’s anticipated contribution to a fund’s investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to achieve the fund’s investment objective. As a result, a fund’s annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover could result in greater trading costs, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by a fund, if any, because short-term capital gains are characterized as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers’ investment outlook.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees), is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees.

Mr. Thomas is the only trustee who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The trustees serve in this capacity for eight (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Independent Trustees

John Freidenrich

Year of Birth: 1937

Position(s) with the Funds: Trustee

Length of Time Served: Since 2005

Principal Occupation(s) During the Past Five Years: Founder, Member and Manager, Regis Management Company, LLC (investment management firm) (April 2004 to present)

Number of Funds in Fund Complex Overseen by Trustee: 41

Other Directorships Held by Trustee During the Past Five Years: None

Education/Other Professional Experience: AB in Economics, Stanford University; LLB, Stanford Law School; formerly, Partner and Founder, Ware and Freidenrich Law Firm and Bay Partners; formerly, President, Board of Trustees, Stanford University

Ronald J. Gilson

Year of Birth: 1946

Position(s) with the Funds: Trustee and Chairman of the Board

Length of Time Served: Since 1995

Principal Occupation(s) During the Past Five Years: Charles J. Meyers Professor of Law and Business, Stanford Law School (1979 to present); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)

Number of Funds in Fund Complex Overseen by Trustee: 41

Other Directorships Held by Trustee During the Past Five Years: None

Education/Other Professional Experience: BA, Washington University; JD, Yale Law School; formerly, Attorney, Steinhart, Goldberg, Feigenbaum & Ladar

Frederick L. A. Grauer

Year of Birth: 1946

Position(s) with the Funds: Trustee

Length of Time Served: Since 2008

Principal Occupation(s) During the Past Five Years: Senior Advisor, BlackRock, Inc. (investment management firm) (2010 to present); Senior Advisor, Barclays Global Investors (investment management firm) (2003 to 2009)

Number of Funds in Fund Complex Overseen by Trustee: 41

Other Directorships Held by Trustee During the Past Five Years: None

Education/Other Professional Experience:  BA in Economics, University of British Columbia; MA in Economics, University of Chicago; PhD in Business, Stanford University; formerly, Executive Chairman, Barclays Global Investors; Chairman and Chief Executive Officer, Wells Fargo Nikko Investment Advisors; and Vice President, Merrill Lynch Capital Markets Group; formerly, Director, New York Stock Exchange, Chicago Mercantile Exchange and Columbia University; formerly, Faculty Member, Graduate School of Business, Columbia University and Alfred P. Sloan School of Management, Massachusetts Institute of Technology

Peter F. Pervere

Year of Birth: 1947

Position(s) with the Funds: Trustee

Length of Time Served: Since 2007

Principal Occupation(s) During the Past Five Years: Retired

Number of Funds in Fund Complex Overseen by Trustee: 41

Other Directorships Held by Trustee During the Past Five Years: Intraware, Inc. (2003 to 2009); Digital Impact, Inc. (2003 to 2005)

Education/Other Professional Experience: BA in History, Stanford University; CPA; formerly, Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider); formerly, Vice President and Corporate Controller, Sybase, Inc.; formerly with accounting firm of Arthur Young & Co.

Myron S. Scholes

Year of Birth: 1941

Position(s) with the Funds: Trustee

Length of Time Served: Since 1980

Principal Occupation(s) During the Past Five Years: Chairman, Platinum Grove Asset Management, L.P. (asset manager) (1999 to 2009); Frank E. Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1996 to present)

Number of Funds in Fund Complex Overseen by Trustee: 41

Other Directorships Held by Trustee During the Past Five Years: Dimensional Fund Advisors (investment advisor); CME Group, Inc. (futures and options exchange)

Education/Other Professional Experience: BA in Economics, McMaster University (Ontario); MBA and PhD, University of Chicago; formerly, Senior Research Fellow at the Hoover Institute; formerly, Edward Eagle Brown Professor of Finance, University of Chicago; recipient of the Alfred Nobel Memorial Prize in Economic Sciences

John B. Shoven

Year of Birth: 1947

Position(s) with the Funds: Trustee

Length of Time Served: Since 2002

Principal Occupation(s) During the Past Five Years: Professor of Economics, Stanford University (1973 to present)

Number of Funds in Fund Complex Overseen by Trustee: 41

Other Directorships Held by Trustee During the Past Five Years: Cadence Design Systems; Exponent; Financial Engines; PalmSource, Inc. (2002 to 2005); Watson Wyatt Worldwide (2002 to 2006)

Education/Other Professional Experience: BA in Physics, University of California; PhD in Economics, Yale University; Director of the Stanford Institute for Economic Policy Research (1999 to present); formerly, Chair of Economics and Dean of Humanities and Sciences, Stanford University

Interested Trustee

Jonathan S. Thomas

Year of Birth: 1963

Position(s) with the Funds: Trustee and President

Length of Time Served: Since 2007

Principal Occupation(s) During the Past Five Years: President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007); Global Chief Operating Officer and Managing Director, Morgan Stanley (investment management) (March 2000 to November 2005). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries.

Number of Funds in Fund Complex Overseen by Trustee: 104

Other Directorships Held by Trustee During the Past Five Years: None

Education/Other Professional Experience: BA in Economics, University of Massachusetts; MBA, Boston College; formerly held senior leadership roles with Fidelity Investments, Boston Financial Services and Bank of America; serves on the Board of Governors of the Investment Company Institute

Responsibilities of the Board

The board is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreement. Trustees also have significant responsibilities under the federal securities laws. Among other things, they:

•	oversee the performance of the funds;
•	monitor the quality of the advisory and shareholder services provided by the advisor;
•	review annually the fees paid to the advisor for its services;
•	monitor potential conflicts of interest between the funds and the advisor;
•	monitor custody of assets and the valuation of securities; and
•	oversee the funds’ compliance program.

In performing their duties, board members receive detailed information about the funds and the advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management.

The board has all powers necessary or convenient to carry out its responsibilities. Consequently, the board may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ shareholders. They may increase or reduce the number of board members and may, subject to the Investment Company Act, fill board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees consisting of two or more trustees who may exercise the powers and authority of the board as determined by the trustees. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any board committee and to any agent or employee of the funds or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for a fund.

To communicate with the board, or a member of the board, a shareholder should send a written communication addressed to the board or member of the board to the attention of the Corporate Secretary at the following address: P.O. Box 418210, Kansas City, Missouri 64141-9210. Shareholders who prefer to communicate by email may send their comments to corporatesecretary@americancentury.com. All shareholder communications received will be forwarded to the board or to the independent chairman of such board.

Board Leadership Structure and Standing Board Committees

Ronald J. Gilson currently serves as the independent chairman of the board and has served in such capacity since 1995. Of the board’s seven members, Jonathan S. Thomas is the only member who is an “interested person” as that term is defined in the Investment Company Act. The remaining members are independent trustees. The independent trustees meet separately to consider a variety of matters that are scheduled to come before the board and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent trustee may serve as an officer or employee of a fund. The board has also established several committees, as described below. Each committee is comprised solely of independent trustees. The board believes that the current leadership structure, with independent trustees filling all but one position on the board, with an independent trustee serving as chairman of the board and with the board committees comprised only of independent trustees, is appropriate and allows for independent oversight of the funds.

The board has an Audit and Compliance Committee that approves the funds’ engagement of the independent registered public accounting firm and recommends approval of such engagement to the independent trustees.  The committee also oversees the activities of the accounting firm, receives regular reports regarding fund accounting, oversees securities valuation (approving the funds’ or the trust’s valuation policy and receiving reports regarding instances of fair valuation thereunder), and receives regular reports from the advisor’s internal audit department. The committee also reviews the results of the funds’ compliance testing program, meets regularly with the funds’ Chief Compliance Officer, and monitors implementation of the funds’ Code of Ethics. The committee currently consists of Ronald J. Gilson and Peter F. Pervere. It met four times during the fiscal year ended May 31, 2010.

The board also has a Portfolio Committee that meets quarterly to review the investment activities and strategies used to manage the funds’ assets and monitor investment performance. The committee regularly receives reports from the advisor’s Chief Investment Officer, portfolio managers, credit analysts and other investment personnel concerning the funds’ investments.  The committee also receives information regarding fund trading activities and monitors derivative usage. It currently consists of Myron S. Scholes, John Freidenrich, and Frederick L.A. Grauer. The committee met four times during the fiscal year ended May 31, 2010.

The Quality of Service Committee reviews the level and quality of transfer agent and administrative services provided to the funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate. The committee currently consists of John B. Shoven, Peter F. Pervere and Ronald J. Gilson. It met four times during the fiscal year ended May 31, 2010.

Finally, the board has a Corporate Governance Committee that is responsible for reviewing board procedures and committee structures. The committee also considers and recommends individuals for nomination as trustees. The names of potential trustee candidates may be drawn from a number of sources, including recommendations from members of the board, the advisor (in the case of interested trustees only), shareholders and third party search firms. The committee seeks to identify and recruit the best available candidates and will evaluate qualified shareholder nominees on the same basis as those identified through other sources. The committee does not have a charter. Although not written, the funds have a policy of considering all candidates recommended in writing by shareholders. Shareholders may submit trustee nominations in writing to the Corporate Secretary, P.O. Box 418210, Kansas City, Missouri 64141-9210, or by email to corporatesecretary@americancentury.com. The nomination should include the following information:

•	Shareholder’s name, the fund name, number of fund shares owned and length of period held;
•	Name, age and address of the candidate;
•
A detailed resume describing, among other things, the candidate’s educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

•
Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of trustees in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

•	A supporting statement that (i) describes the candidate’s reasons for seeking election to the board and (ii) documents his/her qualifications to serve as a trustee; and
•	A signed statement from the candidate confirming his/her willingness to serve on the board.

The Corporate Governance Committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board. It currently consists of Ronald J. Gilson, John Freidenrich and John B. Shoven. The committee met three times during the fiscal year ended May 31, 2010.

Risk Oversight by the Board

As previously disclosed, the board oversees the management of the funds and meets at least quarterly with management of the advisor to review reports and receive information regarding fund operations.  Risk oversight relating to the funds is one component of the board’s oversight and is undertaken in connection with the duties of the board. As described in the previous section, the board’s committees assist the board in overseeing various types of risks relating to the funds. The board receives regular reports from each committee regarding the committee’s areas of responsibility and, through those reports and its regular interactions with management of the advisor during and between meetings, analyzes, evaluates, and provides feedback on the advisor’s risk management processes. In addition, the board receives information regarding, and has discussions with senior management of the advisor about, the advisor’s enterprise risk management systems and strategies.  There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the board.

Board Compensation

Each independent trustee receives compensation for service as a member of the board, based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. None of the interested trustees or officers of the funds receive compensation from the funds. Under the terms of each management agreement with the advisor, the funds are responsible for paying such fees and expenses. For the fiscal year ended May 31, 2010, the funds and the American Century family of funds paid the independent trustees the amounts shown in the following table.

Name of Trustee	Total Compensation from the Funds(1)	Total Compensation from the American Century Investments Family of Funds(2)
John Freidenrich	$7,742	$109,614
Ronald J. Gilson	$13,366	$189,174
Frederick L.A. Grauer	$7,318	$103,614
Peter F. Pervere	$9,264	$131,122
Myron S. Scholes	$8,349	$118,118
John B. Shoven	$8,349	$118,118
Jeanne D. Wohlers(3)	$7,488	$106,114

1
Includes compensation paid to the trustees for fiscal year ended May 31, 2010, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Gilson, $189,174; Mr. Pervere, $6,556; Mr. Shoven, $72,770; and Ms. Wohlers, $88,284.

3	Ms. Wohlers passed away on May 17, 2010.

None of the funds currently provides any pension or retirement benefits to the trustees except pursuant to the American Century Mutual Funds’ Independent Directors' Deferred Compensation Plan adopted by the trust. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds. All deferred fees are credited to accounts established in the names of the trustees. The amounts credited to each account then increase or decrease, as the case may be, in accordance with the performance of one or more American Century funds selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the board. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee’s beneficiary or, if none, to the trustee’s estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

Ownership of Fund Shares

The trustees owned shares in the funds as of December 31, 2009, as shown in the table below.

Name of Trustees
	Jonathan S. Thomas(1)	John Freidenrich	Ronald J. Gilson(1)	Frederick L.A. Grauer
Dollar Range of Equity Securities in the Funds:
High-Yield Municipal	A	A	A	A
Long-Term Tax-Free	A	A	A	A
New York Tax-Free	A	A	A	A
Tax-Free Bond	A	A	A	A
Tax-Free Money Market	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Family of Investment Companies	E	A	E	A

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This trustee owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Name of Trustees
	Peter F. Pervere(1)	Myron S. Scholes(1)	John B. Shoven(1)
Dollar Range of Equity Securities in the Funds:
High-Yield Municipal	A	A	A
Long-Term Tax-Free	A	A	A
New York Tax-Free	A	A	A
Tax-Free Bond	A	A	A
Tax-Free Money Market	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Family of Investment Companies	A	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This trustee owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Beneficial Ownership of Affiliates by Independent Trustees

No independent trustee or his or her immediate family members beneficially owned shares of the advisor, the principal underwriter of the funds or any other person directly or indirectly controlling, controlled by, or under common control with the advisor or the funds’ principal underwriter as of December 31, 2009.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007); Global Chief Operating Officer and Managing Director, Morgan Stanley (March 2000 to November 2005). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as: Manager, ACS, and Director, ACC and certain ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000
Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

Robert J. Leach (1966)	Vice President, Treasurer and Chief Financial Officer since 2006	Vice President, ACS (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
David H. Reinmiller (1963)	Vice President since 2001
Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present); Chief Compliance Officer, American Century funds and ACIM (January 2001 to February 2005). Also serves as: Vice President, ACIM and ACS

Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to Present)

Code of Ethics

The funds, their investment advisor and principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

Proxy Voting Guidelines

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds’ Board of Trustees has approved the advisor’s proxy voting guidelines to govern the advisor’s proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor’s consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

•	Election of Directors
•	Ratification of Selection of Auditors
•	Equity-Based Compensation Plans
•	Anti-Takeover Proposals
¡ Cumulative Voting
¡ Staggered Boards
¡ “Blank Check” Preferred Stock
¡ Elimination of Preemptive Rights
¡ Non-targeted Share Repurchase
¡ Increase in Authorized Common Stock
¡ “Supermajority” Voting Provisions or Super Voting Share Classes
¡ “Fair Price” Amendments
¡ Limiting the Right to Call Special Shareholder Meetings
¡ Poison Pills or Shareholder Rights Plans
¡ Golden Parachutes
¡ Reincorporation
¡ Confidential Voting
¡ Opting In or Out of State Takeover Laws
•	Shareholder Proposals Involving Social, Moral or Ethical Matters
•	Anti-Greenmail Proposals
•	Changes to Indemnification Provisions
•	Non-Stock Incentive Plans
•	Director Tenure
•	Directors’ Stock Options Plans
•	Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest. Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century Investments votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

In addition, to avoid any potential conflict of interest that may arise when one American Century Investments fund owns shares of another American Century Investments fund, the advisor will “echo vote” such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of American Century Investments “NT” funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century Investments policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent trustees of the voting fund.

A copy of the advisor’s proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s Web site at sec.gov.

Disclosure of Portfolio Holdings

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on americancentury.com at approximately the same time. In addition, Tax-Free Money Market will disclose detailed month-end portfolio holdings information beginning with the September 30, 2010 information and monthly thereafter. Month-end portfolio holdings information for this fund will be available on americancentury.com within five business days after the end of each month. This information will remain available on americancentury.com for at least six months after posting. Beginning December 7, 2010, this fund will also file more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP will be made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains. These disclosures are in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the SEC within 60 days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Portfolio characteristics that are derived from portfolio holdings but do not identify any specific security will be made available for distribution 15 days after the end of the period to which such data relates. Characteristics that identify any specific security will be made available 30 days after the end of the period to which such data relates. Characteristics in both categories will generally be posted on americancentury.com at approximately the time they are made available for distribution. Data derived from portfolio returns and any other characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics to or from those considered confidential at any time.

Any American Century Investments fund that sells securities short as an investment strategy will disclose full portfolio holdings only in annual and semi-annual shareholder reports and on form N-Q. These funds will make long holdings available for distribution 30 days after the end of each calendar quarter, but the funds will keep short holdings confidential. Top 10 long holdings and portfolio characteristics will be made available for distribution in accordance with the policies set forth above.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary’s or consultant’s clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds’ distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor’s legal department. The advisor’s compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of July 16, 2010 are as follows:

•	American Fidelity Assurance Co.
•	Ameritas Life Insurance Corporation
•	Annuity Investors Life Insurance Company
•	Asset Services Company L.L.C.
•	AUL/American United Life Insurance Company
•	Bell Globemedia Publishing
•	Bellwether Consulting, LLC
•	Bidart & Ross
•	Callan Associates, Inc.
•	Calvert Asset Management Company, Inc.
•	Cambridge Financial Services, Inc.
•	Capital Cities, LLC
•	Charles Schwab & Co., Inc.
•	Cleary Gull Inc.
•	Commerce Bank, N.A.
•	Connecticut General Life Insurance Company
•	Curcio Webb LLC
•	Consulting Services Group, LLC
•	Defined Contribution Advisors, Inc.
•	DWS Investments Distributors, Inc.
•	EquiTrust Life Insurance Company
•	Evaluation Associates, LLC
•	Evergreen Investment Management Company, LLC
•	Farm Bureau Life Insurance Company
•	First MetLife Investors Insurance Company
•	Fund Evaluation Group, LLC
•	The Guardian Life Insurance & Annuity Company, Inc.
•	Hammond Associates, Inc.
•	Hewitt Associates LLC
•	ICMA Retirement Corporation
•	ING Insurance Company of America
•	Iron Capital Advisors

•	J.P. Morgan Retirement Plan Services LLC
•	Jefferson National Life Insurance Company
•	John Hancock Financial Services, Inc.
•	Kansas City Life Insurance Company
•	Kmotion, Inc.
•	Liberty Life Insurance Company
•	The Lincoln National Life Insurance Company
•	Lipper Inc.
•	Marquette Associates
•	Massachusetts Mutual Life Insurance Company
•	Merrill Lynch
•	MetLife Investors Insurance Company
•	MetLife Investors Insurance Company of California
•	Midland National Life Insurance Company
•	Minnesota Life Insurance Company
•	Morgan Keegan & Co., Inc.
•	Morgan Stanley Smith Barney LLC
•	Morningstar Associates LLC
•	Morningstar Investment Services, Inc.
•	National Life Insurance Company
•	Nationwide Financial
•	New England Pension Consultants
•	The Newport Group
•	Northwestern Mutual Life Insurance Co.
•	NYLIFE Distributors, LLC
•	Principal Life Insurance Company
•	Prudential Financial
•	RidgeWorth Capital Management, Inc.
•	Rocaton Investment Advisors, LLC
•	RogersCasey, Inc.
•	S&P Financial Communications
•	Security Benefit Life Insurance Co.
•	Slocum
•	SunTrust Bank
•	Symetra Life Insurance Company
•	Union Bank of California, N.A.
•	The Union Central Life Insurance Company
•	Valic Financial Advisors Inc.
•	VALIC Retirement Services Company
•	Vestek Systems, Inc.
•	Wachovia Bank, N.A.
•	Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)	Full holdings quarterly as soon as reasonably available;
(2)	Full holdings monthly as soon as reasonably available;
(3)	Top 10 holdings monthly as soon as reasonably available; and
(4)	Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund’s holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the funds and the funds’ advisor must have access to some or all of the funds’ portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds’ custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information. In addition, the funds' investment advisor may use analytical systems provided by third party data aggregators who have access to the funds' portfolio holdings daily, with no lag. These data aggregators enter into non-disclosure agreements after authorization by an appropriate officer of the advisor.

Additional Safeguards

The advisor’s policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor’s policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds’ Board of Trustees exercises oversight of disclosure of the funds’ portfolio securities. The board has received and reviewed a summary of the advisor’s policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

The Funds’ Principal Shareholders

As of August 31, 2010, the following shareholders owned more than 5% of the outstanding shares of a class of the funds. The table shows shares owned of record. Beneficial ownership of which American Century Investments is aware, if any, appears in a footnote to the table.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned Of Record
High-Yield Municipal
Investor Class
	National Financial Services Corp. New York, New York	27%
	Charles Schwab & Co., Inc. San Francisco, California	9%
Institutional Class
	American Century Investment Management, Inc. Kansas City, Missouri	100%(1)
A Class
	American Enterprise Investment Svc Minneapolis, Minnesota	46%
	Charles Schwab & Co., Inc. San Francisco, California	7%
B Class
	American Enterprise Investment Svc Minneapolis, Minnesota	41%
	MLPF&S, Inc. Jacksonville, Florida	18%
C Class
	MLPF&S, Inc. Jacksonville, Florida	36%
	American Enterprise Investment Svc Minneapolis, Minnesota	22%
Long-Term Tax-Free
Investor Class
	National Financial Services Corp. New York, New York	27%
	Charles Schwab & Co., Inc. San Francisco, California	17%
	Joseph M. Balestrino and Cynthia Balestrino Pittsburgh, Pennsylvania	8%(1)
Institutional Class
	Ameritrade Inc. Omaha, Nebraska	73%
	American Century Investment Management, Inc. Kansas City, Missouri	27%(1)
A Class
	American Enterprise Investment Svc Minneapolis, Minnesota	34%
	Pershing LLC Jersey City, New Jersey	26%

1	Shares owned of record and beneficially.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned Of Record
Long-Term Tax-Free
B Class
	Pershing LLC Jersey City, New Jersey	58%
	American Enterprise Investment Svc Minneapolis, Minnesota	23%
	UBS Financial Services Inc. FBO Michele Carter Happy Valley, Oregon	8%
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	58%
New York Tax-Free
Investor Class
	American Century Investment Management, Inc. Kansas City, Missouri	55%(1)
	Ernest A Kussmaul Sayville, New York	7%(1)
Institutional Class
	American Century Investment Management, Inc. Kansas City, Missouri	100%(1)
A Class
	American Enterprise Investment Svc Minneapolis, Minnesota	45%
	American Century Investment Management, Inc. Kansas City, Missouri	21%(1)
	Pershing LLC Jersey City, New Jersey	7%
C Class
	American Century Investment Management, Inc. Kansas City, Missouri	59%(1)
	American Enterprise Investment Svc Minneapolis, Minnesota	16%
Tax-Free Bond
Investor Class
	Charles Schwab & Co., Inc. San Francisco, California	43%
	National Financial Services Corp New York, New York	8%
	Pershing LLC Jersey City, New Jersey	8%
Institutional Class
	National Financial Services Corp New York, New York	47%
	Charles Schwab & Co., Inc. San Francisco, California	29%
	Maril & Co FBO NJ C/O M&I Trust Co Milwaukee, Wisconsin	18%

1	Shares owned of record and beneficially.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned Of Record
Tax-Free Bond
A Class
	First Clearing LLC Saint Louis, Missouri	13%
	Renate C. Gilmore TR Renate C. Gilmore Rev Liv TR Southfield, Michigan	10%(1)
	NFS LLC FEBO Janet K. Thurman TR Janet K. Thurman Rev TR Fremont, Nebraska	9%
	Pershing LLC Jersey City, New Jersey	8%
	NFS LLC FBO Frederick R. Beckham & Rose L. Beckham Stone Mountain, Georgia	8%
	UBS Financial Services Inc. FBO Barbara L. Weiss Huntingdon VY, Pennsylvania	8%
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	58%
	Pershing LLC Jersey City, New Jersey	11%
	UBS Financial Services Inc. FBO Manfred D. Kammerer & Eveline Kammerer JTWROS Atlanta, Georgia	6%
Tax-Free Money Market
Investor
	Pershing LLC Jersey City, New Jersey	12%

1	Shares owned of record and beneficially.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund’s outstanding shares. A shareholder owning beneficially more than 25% of the trust’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. Although Charles Schwab & Co., Inc., San Francisco, CA, is the record owner of more than 25% of the shares of the trust, it is not a control person because it is not the beneficial owner of such shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of the trust. As of August 31, 2010, the officers and trustees of the funds, as a group, owned less than 1% of all classes of the funds’ outstanding shares.

Service Providers

The funds have no employees. To conduct the funds’ day-to-day activities, the trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that are described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. A trust (the Stowers Trust) holds shares that represent approximately 40% of the combined voting power of ACC. Under the Investment Company Act, this is presumed to represent control even though it is less than a majority interest. Richard W. Brown serves as trustee of the Stowers Trust. Mr. Brown also serves as co-chairman of the Boards of Directors of ACC and Stowers Resource Management, Inc. (SRM) and chairman of the Board of Directors of the Stowers Institute for Medical Research (SIMR). SRM and SIMR are part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease (the Stowers Group of Companies). The organization's endowment also holds ACC stock. As trustee, Mr. Brown has the responsibility to manage the affairs of the Stowers Trust, which include managing the Stowers Trust property, distributing income to its beneficiaries, voting the shares of ACC stock held by the Stowers Trust, and complying with the Stowers Trust agreement’s dispositive provisions upon the occurrence of specific events. Pursuant to the terms of the Stowers Trust agreement, the ultimate beneficiary of the Stowers Trust, including the ACC stock held by the Stowers Trust, is SRM, SIMR or another tax-exempt member of the Stowers Group of Companies.

Investment Advisor

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the prospectuses under the heading Management.

For the services provided to the funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. For more information about the unified management fee, see The Investment Advisor under the heading Management in each fund’s prospectus. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust’s funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled (Fund Category Assets). Second, the assets are totaled for certain other accounts managed by the advisor (Other Account Category Assets). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Trustees as the trust. Together, the Fund Category Assets and the Other Account Category Assets comprise the Investment Category Assets. The Investment Category Fee Rate is then calculated by applying a fund’s Investment Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century Investments family of funds (the Complex Assets), and the Complex Fee Rate is calculated based on the resulting total. The Investment Category Fee Rate and the Complex Fee Rate are then added to determine the Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets, Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

Investment Category Fee Schedule for High-Yield Municipal
Category Assets	Fee Rate
First $1 billion	0.4100%
Next $1 billion	0.3580%
Next $3 billion	0.3280%
Next $5 billion	0.3080%
Next $15 billion	0.2950%
Next $25 billion	0.2930%
Thereafter	0.2925%

Investment Category Fee Schedule for Long-Term Tax-Free and Tax-Free Bond
Category Assets	Fee Rate
First $1 billion	0.2800%
Next $1 billion	0.2280%
Next $3 billion	0.1980%
Next $5 billion	0.1780%
Next $15 billion	0.1650%
Next $25 billion	0.1630%
Thereafter	0.1625%

Investment Category Fee Schedule for New York Tax-Free
Category Assets	Fee Rate
First $1 billion	0.4400%
Next $1 billion	0.3880%
Next $3 billion	0.3580%
Next $5 billion	0.3380%
Next $15 billion	0.3250%
Next $25 billion	0.3230%
Thereafter	0.3225%

Investment Category Fee Schedule for Tax-Free Money Market
Category Assets	Fee Rate
First $1 billion	0.2700%
Next $1 billion	0.2270%
Next $3 billion	0.1860%
Next $5 billion	0.1690%
Next $15 billion	0.1580%
Next $25 billion	0.1575%
Thereafter	0.1570%

The Complex Fee is determined according to the schedule below.

Complex Fee Schedule
Complex Assets	Fee Rate for Investor Class, A Class, B Class and C Class	Fee Rate for Institutional Class
First $2.5 billion	0.3100%	0.1100%
Next $7.5 billion	0.3000%	0.1000%
Next $15 billion	0.2985%	0.0985%
Next $25 billion	0.2970%	0.0970%
Next $25 billion	0.2870%	0.0870%
Next $25 billion	0.2800%	0.0800%
Next $25 billion	0.2700%	0.0700%
Next $25 billion	0.2650%	0.0650%
Next $25 billion	0.2600%	0.0600%
Next $25 billion	0.2550%	0.0550%
Thereafter	0.2500%	0.0500%

On each calendar day, each class of each fund accrues a management fee that is equal to the class’s Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)	the funds’ Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and
(2)
the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds’ Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the advisor’s policy with respect to the aggregation of portfolio transactions. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system. The advisor will not aggregate portfolio transactions of the funds unless it believes that such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended May 31, 2010, 2009 and 2008, are indicated in the following table.

Unified Management Fees
Fund	2010	2009	2008
High-Yield Municipal	$1,565,003	$1,371,891	$1,689,315
Long-Term Tax-Free	$174,931	$135,999	$102,990
New York Tax-Free	—(1)	N/A	N/A
Tax-Free Bond	$7,394,334	$5,325,304	$4,178,887
Tax-Free Money Market	$1,370,127(2)	$1,450,548(3)	$1,375,666

1	Amount shown reflects waiver by advisor of $77,707 in management fees.

2	Amount shown reflects waiver by advisor of $159,715 in management fees.

3	Amount shown reflects waiver by advisor of $100,197 in management fees.

Portfolio Managers

Accounts Managed

The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. Unless otherwise noted, these accounts do not have an advisory fee based on the performance of the account.

Accounts Managed (As of May 31, 2010)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Joseph Gotelli	Number of Accounts	5	0	0
	Assets	$3.2 billion(1)	N/A	N/A
Alan Kruss	Number of Accounts	4	0	0
	Assets	$2.7 billion(1)	N/A	N/A
Steven M. Permut	Number of Accounts	12	0	0
	Assets	$11.3 billion(2)	N/A	N/A

1	Includes $38.5 million in Long-Term Tax-Free; $23.1 million in New York Tax-Free; and $1.9 billion in Tax-Free Bond.

2	Includes $294.8 million in High-Yield Municipal; $38.5 million in Long-Term Tax-Free; $23.1 million in New York Tax-Free; $1.9 billion in Tax-Free Bond; and $280.9 million in Tax-Free Money Market.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed-income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments' trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation.

American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker-dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.

Finally, investment of American Century Investments' corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.

Compensation

American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of May 31, 2010, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. Fund investment performance is generally measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups, such as those indicated below. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. In 2008, American Century Investments began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods.

Fund	Benchmarks	Peer Group (1)
High-Yield Municipal	N/A	Morningstar High Yield Muni
Long-Term Tax-Free	S&P Investortools CIM Long-Term Tax Free Index	Morningstar Muni National Long
New York Tax-Free	S&P Investortools CIM New York Long Blend Index	Morningstar Muni New York Long
Tax-Free Bond	S&P Investortools CIM Intermediate Term Tax Free Index	Lipper Intermediate Muni Debt
Tax-Free Money Market	N/A	Lipper Tax-Exempt and Instl Tax-Exempt Money Market Funds using only iMoney Net TF Stockbroker & General Purpose

1
Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable (i.e., has less peer turnover) over the long term and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of similarly managed portfolios. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund.

A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment styles: U.S. growth, U.S. value, international, quantitative and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund’s portfolio managers as of May 31, 2010.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
High-Yield Municipal
Steven M. Permut(1)	A
Long-Term Tax-Free
Joseph Gotelli	A
Alan Kruss(1)	A
Steven M. Permut(1)	A
New York Tax-Free
Joseph Gotelli	A
Alan Kruss(1)	A
Steven M. Permut(1)	A
Tax-Free Bond
Joseph Gotelli	A
Alan Kruss(1)	A
Steven M. Permut(1)	A

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

1	This portfolio manager serves on an investment team that oversees a number of funds in the same broad investment category and is not expected to invest in each such fund.

Transfer Agent and Administrator

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS ’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor, on page 43.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Sub-Administrator

The advisor has entered into a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund. The advisor pays JPMIS a monthly fee on a per fund basis as compensation for these services. While ACS continues to serve as the administrator of the funds, JPMIS provides sub-administrative services that were previously undertaken by ACS.

Distributor

The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means that the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 43. ACIS does not earn commissions for distributing the funds’ shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for the provision of these services.

Custodian Banks

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, serves as custodian of the funds’ cash and securities. Foreign securities, if any, are held by foreign banks participating in a network coordinated by JPMorgan Chase Bank. Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, also serves as custodian of the funds' cash to facilitate purchases and redemptions of fund shares. The custodians take no part in determining the investment policies of the funds or deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians. JPMorgan Chase Bank is paid based on the monthly average of assets held in custody plus a transaction fee.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP is the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1100 Walnut, Suite 1300, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers provides services including

(1)	auditing the annual financial statements and financial highlights for each fund, and
(2)	assisting and consulting in connection with SEC filings.

Brokerage Allocation

The advisor places orders for equity portfolio transactions with broker-dealers, who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges. The advisor purchases and sells fixed-income securities through principal transactions, meaning the advisor normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds generally do not pay a stated brokerage commission on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds’ policy is to secure the most favorable prices and execution of orders on its portfolio transactions. The advisor selects broker-dealers on their perceived ability to obtain “best execution” in effecting transactions in its clients’ portfolios. In selecting broker-dealers to effect portfolio transactions relating to equity securities, the advisor considers the full range and quality of a broker-dealer’s research and brokerage services, including, but not limited to, the following:

•	applicable commission rates and other transaction costs charged by the broker-dealer
•
value of research provided to the advisor by the broker-dealer (including economic forecasts, fundamental and technical advice on individual securities, market analysis, and advice, either directly or through publications or writings, as to the value of securities, availability of securities or of purchasers/sellers of securities)

•	timeliness of the broker-dealer's trade executions
•	efficiency and accuracy of the broker-dealer’s clearance and settlement processes
•	broker-dealer’s ability to provide data on securities executions
•	financial condition of the broker-dealer
•	the quality of the overall brokerage and customer service provided by the broker-dealer

In transactions to buy and sell fixed-income securities, the selection of the broker- dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor does not consider the receipt of products or services other than brokerage or research services in selecting broker-dealers.

On an ongoing basis, the advisor seeks to determine what levels of commission rates are reasonable in the marketplace. In evaluating the reasonableness of commission rates, the advisor considers:

•	rates quoted by broker-dealers
•	the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved
•	the ability of a broker-dealer to execute large trades while minimizing market impact
•	the complexity of a particular transaction
•	the nature and character of the markets on which a particular trade takes place
•	the level and type of business done with a particular firm over a period of time
•	the ability of a broker-dealer to provide anonymity while executing trades
•	historical commission rates
•	rates that other institutional investors are paying, based on publicly available information

The brokerage commissions paid by the funds may exceed those that another broker-dealer might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker-dealer. Research services furnished by broker-dealers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

Pursuant to its internal allocation procedures, the advisor regularly evaluates the brokerage and research services provided by each broker-dealer that it uses. On a semi-annual basis, each member of the advisor’s portfolio management team rates the quality of research and brokerage services provided by each broker-dealer that provides execution services and research to the advisor for its clients’ accounts. The resulting scores are used to rank these broker-dealers on a broker research list. In the event that the advisor has determined that best execution for a particular transaction may be obtained by more than one broker-dealer, the advisor may consider the relative positions of the broker-dealer on this list in determining the party through which to execute the transaction. Actual business received by any firm may be more or less than other broker-dealers with a similar rank. Execution-only brokers are used where deemed appropriate.

For the fiscal years ended May 31, 2010, 2009 and 2008, the brokerage commissions including, as applicable, futures commissions, of each fund are listed in the following table.

Fund	2010	2009	2008
High-Yield Municipal	$3,364	$3,348	$11,891
Long-Term Tax-Free	$648	$527	$2,284
New York Tax-Free	$194	N/A	N/A
Tax-Free Bond	$25,778	$12,418	$60,158
Tax-Free Money Market	0	0	0

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions, and other factors.

Regular Broker-Dealers

As of the end of its most recently completed fiscal year, none of the funds owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

Information About Fund Shares

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the trust. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the trust’s (all funds’) outstanding shares may be able to elect a Board of Trustees. The trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of trustees is determined by the votes received from all trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote, or (2) by the trustees by written notice to shareholders of each fund. Any fund may be terminated by (1) approval of at least two-thirds of the shares of that fund, or (2) by the trustees by written notice to shareholders of that fund.

Upon termination of the trust or a fund, as the case may be, the trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the trust or the fund. Thereafter, the trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the trust. The Declaration of Trust provides that the trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. The Declaration of Trust further provides that the trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Multiple Class Structure

The Board of Trustees has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to five classes of shares: Investor Class, Institutional Class, A Class, B Class and C Class. Not all funds offer all five classes.

The Investor Class of most funds is made available to investors directly from American Century Investments and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to American Century Investments. Additional information regarding eligibility for Investor Class shares may be found in the funds’ prospectuses. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The A and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The funds' B Class shares are not available for purchase, except through dividend reinvestment or exchanges from B Class shares of other American Century funds. The unified management fee for the A, B and C Classes is the same as for Investor Class, but the A, B and C Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A Class Plan, B Class Plan and C Class Plan, respectively and collectively, the plans) described below. The plans have been adopted by the funds’ Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees of the funds’ A, B and C Classes have approved and entered into the A Class Plan, B Class Plan and C Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plans is presented to the Board of Trustees quarterly. Continuance of the plans must be approved by the Board of Trustees, including a majority of the independent trustees, annually. The plans may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

The Share Class Plans

As described in the prospectuses, the A, B and C Class shares of the funds are made available to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that would otherwise be performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for A, B and Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Trustees has adopted the A, B and C Class Plans. Pursuant to the plans, the following fees are paid and described further below.

A Class

The A Class pays the funds’ distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

B and C Classes

The B and C Classes pay the funds’ distributor 1.00% annually of the average daily net asset value of the funds’ B and C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services and 0.75% of which is paid for distribution services, including past distribution services. This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

During the fiscal year ended May 31, 2010, the aggregate amount of fees paid under each class plan was:

	A Class	B Class	C Class
High-Yield Municipal	$303,561	$28,686	$267,161
Long-Term Tax-Free	$58,290	$7,275	$45,123
New York Tax-Free	$12,045	N/A	$21,734
Tax-Free Bond	$1,679	N/A	$1,285

The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A, B and C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;
(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;
(c)	conducting proprietary research about investment choices and the market in general;
(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;
(e)	consolidating shareholder accounts in one place; and
(f)	other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A, B and/or C Class shares, which services may include but are not limited to:

(a)	paying sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell A, B and/or C Class shares pursuant to selling agreements;
(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ A, B and/or C Class shares;
(c)	paying and compensating expenses (including overhead and telephone expenses) of the distributor;
(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)	providing facilities to answer questions from prospective shareholders about fund shares;
(h)	complying with federal and state securities laws pertaining to the sale of fund shares;
(i)	assisting shareholders in completing application forms and selecting dividend and other account options;
(j)	providing other reasonable assistance in connection with the distribution of fund shares;
(k)	organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)	profit on the foregoing;
(m)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and
(n)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the trust and the funds’ distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled Investing Through a Financial Intermediary. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases. Additional information regarding reductions and waivers of the A Class sales charge may be found in the funds' prospectuses.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable CDSCs will be charged when the exchange is made.

The aggregate CDSCs paid to the distributor in the fiscal year ended May 31, 2010, were:

High-Yield Municipal
A Class	$4,461
B Class	$6,241
C Class	$5,884
Long-Term Tax-Free
A Class	$100
B Class	$27
C Class	$3,517
New York Tax-Free
C Class	$327

Payments to Dealers

The funds’ distributor expects to pay sales commissions to the financial intermediaries who sell A and/or C Class shares of the funds at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
Up to $99,999	4.00%
$100,000 - $249,999	3.00%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.75%
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $9,999,999	0.50%
> $10,000,000	0.25%

No dealer commission will be paid on purchases by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of ongoing sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority. Such payments will not change the price paid by investors for shares of the funds.

Buying and Selling Fund Shares

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds’ prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

Examples of employer-sponsored retirement plans include the following:

•	401(a) plans
•	pension plans
•	profit sharing plans
•	401(k) plans
•	money purchase plans
•	target benefit plans
•	Taft-Hartley multi-employer pension plans
•	SERP and “Top Hat” plans
•	ERISA trusts
•	employee benefit plans and trusts
•	employer-sponsored health plans
•	457 plans
•	KEOGH or HR(10) plans
•	employer-sponsored 403(b) plans (including self-directed)
•	nonqualified deferred compensation plans
•	nonqualified excess benefit plans
•	nonqualified retirement plans
•	SIMPLE IRAs
•	SEP IRAs
•	SARSEP

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Business IRAs, Traditional IRAs and Roth IRAs. These funds are not available for employer-sponsored retirement plans and generally are inappropriate for tax-deferred accounts, such as IRAs or 403(b) custodial accounts.

	Employer-Sponsored Retirement Plans, excluding Business IRAs	Business IRAs	Traditional and Roth IRAs
A Class Shares may be purchased at NAV(1)	Yes	No(2)	No
A Class shares may be purchased with dealer concessions and sales charge	No	Yes	Yes
C Class shares may be purchased with dealer concessions and CDSC(3)	No	Yes	Yes
C Class shares may be purchased with no dealer concessions and CDSC(1) (3)	Yes	No	No
Institutional Class shares may be purchased	Yes	Yes	Yes
Investor Class shares may be purchased	Yes	Yes	Yes
Advisor Class shares may be purchased	Yes	Yes	Yes
R Class shares may be purchased	Yes	No(2)	No(4)

1	Refer to the prospectus regarding sales charges and CDSC waivers.

2
Business IRA plans that held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants without an initial sales charge.

3	Refer to the prospectus for maximum purchase requirements.

4	Accounts established prior to August 1, 2006 may make additional purchases.

Valuation of a Fund’s Securities

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge. This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 – Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund’s A Class shares is $5.00, the public offering price would be $5.00/(1 – 4.50%) = $5.24.

Each fund’s net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

Each fund’s NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Money Market Fund

The money market fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument’s market value. Consequently, the instrument’s amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund’s yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

As required by Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund’s price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market fund has been delegated to the portfolio managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market fund’s portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund’s net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the advisor and the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

Non-Money Market Funds

Securities held by the non-money market funds normally are priced by using data provided by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers. The municipal bond market is typically a “dealer market”; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference, between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Trustees.

Taxes

Federal Income Tax

Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors’ ability to treat distributions received from the fund in the same manner in which they were realized by the fund.

To qualify as a regulated investment company, a fund must meet certain requirements of the Code, which relate to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income and its net tax-exempt income, if any, each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Market discount is calculated on a straight line basis over the time remaining to the bond’s maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as short-term capital gain.

If fund shares are purchased through taxable accounts, distributions of net investment income (if not considered exempt from federal tax) and net short-term capital gains are taxable to you as ordinary income.

As of May 31, 2010, the funds in the table below had the following capital loss carryover, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund	2012	2013	2014	2015	2016	2017	2018
High- Yield Municipal	$(145,918)	$ (700,317)	—	—	$(4,227,228)	$(8,112,975)	$(11,481,481)
Long- Term Tax-Free	$(8,266)	$(142,310)	$(389,668)	—	$(415,549)	$(175,946)	$(72,593)
New York Tax-Free	—	—	—	—	—	—	—
Tax-Free Bond	—	—	—	$(1,643,796)	—	$(3,280,979)	$(9,195,317)
Tax-Free Money Market	$(3,706)	$(1,346)	—	$(1,691)	$(2,918)	—	$(4,981)

Interest on certain types of industrial development bonds (small issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons other than the issuer) is not exempt from federal income tax when received by “substantial users” or persons related to substantial users as defined in the Code. The term “substantial user” includes any “non-exempt person” who regularly uses in trade or business part of a facility financed from the proceeds of industrial development bonds. The funds may invest periodically in industrial development bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by industrial development bonds or “related persons” of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he or his immediate family (spouse, brothers, sisters, ancestors and lineal descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

Under the Code, any distribution of a fund’s net realized long-term capital gains designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares. Any such loss will be disallowed to the extent of any tax-exempt dividend income you received on those shares. In addition, although highly unlikely, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable. If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-exempt.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the “wash sale” rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

Alternative Minimum Tax

While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain private activity bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and the income tax provisions of several states.

Each fund may invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder’s tax situation.

All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation’s adjusted current earnings.

The trust will inform fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

Financial Statements

The funds' financial statements for the fiscal year ended May 31, 2010 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual reports for the fiscal year ended May 31, 2010, are incorporated herein by reference.

Explanation of Fixed-Income Securities Ratings

As described in the prospectus, the funds invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus and in this statement of additional information. The following is a summary of the rating categories referenced in the prospectus disclosure.

Ratings of Corporate and Municipal Debt Securities
Standard & Poor’s
AAA	This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
AA	Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
A
Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB
Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

Standard & Poor’s
BB
Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B
Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to pay interest and repay principal.

CCC
Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC	Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C
The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

D
Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

Moody’s Investors Service, Inc.
Aaa	This is the highest rating assigned by Moody’s to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
Aa
Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A
Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Baa
Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

Ba
Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B
Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Moody’s Investors Service, Inc.
Caa
Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.

Ca	Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
C	This is the lowest rating assigned by Moody’s, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

Fitch Investors Service, Inc.
AAA
Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA	Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
A
Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

BBB
Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B
Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
Debt rated in these categories has a real possibility for default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D
The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90% -100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in these categories have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

To provide more detailed indications of credit quality, the Standard & Poor’s ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody’s adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor’s.

Commercial Paper Ratings
S&P	Moody’s	Description
A-1	Prime-1 (P-1)	This indicates that the degree of safety regarding timely payment is strong. Standard & Poor’s rates those issues determined to possess extremely strong safety characteristics as A-1+.
A-2	Prime-2 (P-2)
Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3	Prime-3 (P-3)
This indicates satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Municipal Note and Variable Rate Security Ratings
S&P	Moody’s	Description
SP-1	MIG-1; VMIG-1	Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
SP-2	MIG-2; VMIG-2	Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.
SP-3	MIG-3; VMIG-3
Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well-established.

SP-4	MIG-4; VMIG-4	Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

Where to Find More Information

Annual and Semiannual Reports

The annual and semiannual reports contain more information about the funds’ investments and the market conditions and investment strategies that significantly affected the funds’ performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, online at americancentury.com, by contacting us at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

• a bank
• a broker-dealer
• an insurance company
• another financial intermediary

you can receive the annual and semiannual reports directly from them.

The SEC

You can also get information about the funds from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

Investment Company Act File No. 811-4025

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-SAI-68862   1010

AMERICAN CENTURY MUNICIPAL TRUST

PART C  OTHER INFORMATION

Item 28.  Exhibits

(a)           (1)           Amended and Restated Agreement and Declaration of Trust, dated March 26, 2004 (filed electronically as Exhibit a to Post-Effective Amendment No. 43 to the Registration Statement of the Registrant on September 28, 2004, File No. 2-91229, and incorporated herein by reference).

(2)           Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated June 30, 2005 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on July 28, 2005, File No. 2-91229, and incorporated herein by reference).

(3)           Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated December 12, 2005 (filed electronically as Exhibit 1(c) to the Registration Statement on Form N-14 of the Registrant on December 22, 2005, File No. 2-91229, and incorporated herein by reference).

(4)           Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust, dated March 8, 2007 (filed electronically as Exhibit a4 to Post-Effective Amendment No. 52 to the Registration Statement of the Registrant on September 28, 2007, File No. 2-91229, and incorporated herein by reference).

(5)           Amendment No. 4 to the Amended and Restated Agreement and Declaration of Trust, dated August 31, 2007 (filed electronically as Exhibit a5 to Post-Effective Amendment No. 52 to the Registration Statement of the Registrant on September 28, 2007, File No. 2-91229, and incorporated herein by reference).

(6)           Amendment No. 5 to the Amended and Restated Agreement and Declaration of Trust, dated November 30, 2007 (filed electronically as Exhibit a6 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on September 26, 2008, File No. 2-91229, and incorporated herein by reference).

(7)           Amendment No. 6 to the Amended and Restated Agreement and Declaration of Trust, dated March 11, 2009 (filed electronically as Exhibit a7 to Post-Effective Amendment No. 54 to the Registration Statement of the Registrant on March 27, 2009, File No. 2-91229, and incorporated herein by reference).

(8)           Amendment No. 7 to the Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009 (filed electronically as Exhibit a8 to Post-Effective Amendment No. 57 to the Registration Statement of the Registrant on September 28, 2009, File No. 2-91229, and incorporated herein by reference).

(9)           Amendment No. 8 to the Amended and Restated Agreement and Declaration of Trust, dated February 16, 2010, is included herein.

(b)           Amended and Restated Bylaws, dated February 18, 2010, are included herein.

(c)           Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of Registrant's Amended and Restated Declaration of Trust, appearing as Exhibit (a) herein and Article II, Article VII, and Article IX of Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) herein.

(d)           (1)           Management Agreement with American Century Investment Management, Inc., dated as of March 1, 2010 (filed electronically as Exhibit d1 to Post-Effective Amendment No. 60 to the Registration Statement of American Century Government Income Trust on July 29, 2010, File No. 2-99222, and incorporated herein by reference).

(2)           Management Agreement with American Century Investment Management, Inc., effective as of July 16, 2010, is included herein.

(e)           (1)           Amended and Restated Distribution Agreement between American Century Municipal Trust and American Century Investment Services, Inc., effective as of March 1, 2010 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 58 to the Registration Statement of the Registrant on February 8, 2010, File No. 2-91229, and incorporated herein by reference).

(2)           Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 25 to the Registration Statement of American Century International Bond Funds on April 30, 2007, File No. 333-43321, and incorporated herein by reference).

(f)           Not applicable.

(g)           (1)           Master Agreement with Commerce Bank, N.A., dated January 22, 1997 (filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc. on February 28, 1997, File No. 2-14213, and incorporated herein by reference).

(2)           Global Custody Agreement with The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

(3)           Amendment to the Global Custody Agreement with The Chase Manhattan Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the Registration Statement of American Century Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922, and incorporated herein by reference).

(4)           Amendment No. 2 to the Global Custody Agreement between American Century Investments and the JPMorgan Chase Bank, dated May 1, 2004 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

(5)           Amendment No. 3 to the Global Custody Agreement between American Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed electronically as Exhibit g6 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

(6)           Amendment No. 4 to the Global Custody Agreement with JPMorgan Chase Bank, dated as of July 2, 2008 (filed electronically as Exhibit g6 to Post-Effective Amendment No. 56 to the Registration Statement of American Century Government Income Trust on July 29, 2008, File No. 2-99222, and incorporated herein by reference).

(h)           (1)           Amended and Restated Transfer Agency Agreement with American Century Services Corporation, dated August 1, 2007 (filed electronically as Exhibit h2 to Post-Effective Amendment No. 52 to the Registration Statement of the Registrant on September 28, 2007, File No. 2-91229, and incorporated herein by reference).

(2)           Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., dated July 2, 2008 (filed electronically as Exhibit h3 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on September 26, 2008, File No. 2-91229, and incorporated herein by reference).

(3)           Revised Schedule A-2 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective July 2, 2008 (filed electronically as Exhibit h3 to Post-Effective Amendment No. 10 to the Registration Statement of American Century Asset Allocation Portfolios, Inc. on November 26, 2008, File No. 333-116351, and incorporated herein by reference).

(4)           Revised Schedule A-1 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h4 to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(5)           Revised Schedule A-3 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(6)           Revised Schedule A-4 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(i)           Opinion and Consent of Counsel, dated February 4, 2010 (filed electronically as Exhibit i to Post-Effective Amendment No. 58 to the Registration Statement of the Registrant on February 8, 2010, File No. 2-91229, and incorporated herein by reference).

(j)           Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated September 24, 2010, is included herein.

(k)           Not applicable.

(l)           Not applicable.

(m)           (1)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class), effective as of March 1, 2010 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 58 to the Registration Statement of the Registrant on February 8, 2010, File No. 2-91229, and incorporated herein by reference).

(2)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class), effective as of March 1, 2010 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 58 to the Registration Statement of the Registrant on February 8, 2010, File No. 2-91229, and incorporated herein by reference).

(3)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (B Class), dated January 1, 2008 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on September 26, 2008, File No. 2-91229, and incorporated herein by reference).

(n)           Amended and Restated Multiple Class Plan, effective as of March 1, 2010 (filed electronically as Exhibit n to Post-Effective Amendment No. 58 to the Registration Statement of the Registrant on February 8, 2010, File No. 2-91229, and incorporated herein by reference).

(o)           Reserved.

(p)           (1)           American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 46 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2009, File No. 2-82734, and incorporated herein by reference).

(2)           Independent Directors' Code of Ethics amended February 28, 2000 (filed electronically as Exhibit p2 to Post-Effective Amendment No. 40 to the Registration Statement of American Century Target Maturities Trust on November 30, 2004, File No. 2-94608, and incorporated herein by reference).

(q)           (1)           Power of Attorney, dated December 16, 2009 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 46 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2009, File No. 2-82734, and incorporated herein by reference).

(2)           Secretary's Certificate, dated December 16, 2009 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 46 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2009, File No. 2-82734, and incorporated herein by reference).

Item 29.  Persons Controlled by or Under Common Control with Registrant

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 30.  Indemnification

As stated in Article VII, Section 3 of the Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a) to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.  The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) herein.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31.  Business and Other Connections of Investment Advisor

In addition to serving as the Registrant’s advisor, American Century Investment Management, Inc. (ACIM) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisor and its affiliates, within the last two fiscal years.

James E. Stowers, Jr. (Director of ACIM). Serves as a member of the board of directors of the Stowers Institute for Medical Research, Stowers Resource Management, Inc. (SRM), BioMed Valley Corporation and BioMed Valley Discoveries, Inc. Each of these entities is part of a biomedical research organization that conducts basic research to find the keys to the causes, treatment and prevention of disease. Mr. Stowers also serves as the co-chair of the SRM board and is a member of SRM’s executive committee. The principal business address for these entities is 1000 E. 50th Street, Kansas City, MO 64110.

Kevin Akioka (Vice President of ACIM). Served as Portfolio Manager, Macquarie Funds Group, principal address is 555 South Flower Street, Los Angeles, CA 90071, 2007 to 2010.

Steven R. Brown (Vice President of ACIM). Served as Global Head of Real Estate Securities, Neuberger Berman, LLC, principal address is 605 Third Avenue, 36th floor, New York, New York, 2002 to 2008.

Brian Garbe (Vice President of ACIM). Served as Portfolio Manager and Director of Research and Trading, City National Bank, principal address is 400 North Roxbury Drive, Beverly Hills, CA 90210, 1999 to 2010.

John A. Lovito (Vice President of ACIM). Served as Managing Director, Lehman Brothers Asset Management (Europe), principal address is 25 Bank Street, Canary Wharf, London, United Kingdom, 2006 to 2008.

Richard A. Weiss (Senior Vice President of ACIM). Served as Chief Investment Officer, City National Bank, principal address is 400 North Roxbury Drive, Beverly Hills, CA 90210, 1999 to 2010.

Scott Wittman (Senior Vice President of ACIM). Served as Managing Director, Munder Capital Management, principal address is 480 Pierce Street, Birmingham, MI 48009, 2005 to 2009.

Federico Garcia Zamora (Vice President of ACIM). Served as Portfolio Manager and Foreign Exchange Strategist, Lehman Brothers Asset Management, principal address is 605 Third Avenue, New York, NY 10016, 2005 to 2008.

The principal address for the advisor is 4500 Main Street, Kansas City, MO 64111.

Item 32.  Principal Underwriters

I.           (a)           American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  ACIS is located at 4500 Main Street, Kansas City, Missouri 64111.  ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

(b)           The following is a list of the directors, executive officers and partners of ACIS as of September 1, 2010:
Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

David Larrabee	Director, President and Chief Executive Officer	none

Barry C. Mayhew	Director and Senior Vice President	none

Martha G. Miller	Director and Senior Vice President	none

Gary P. Kostuke	Director and Senior Vice President	none

Jami D. Waggoner	Chief Financial Officer, Chief Accounting Officer and Treasurer	none

Steven J. McClain	Senior Vice President	none

Michael J. Raddie	Senior Vice President	none

Amy D. Schumaker	Chief Compliance Officer	none

Elizabeth A. Young	Chief Privacy Officer and Senior AML Officer	none

Ward D. Stauffer	Secretary	Secretary

Charles A. Etherington	Assistant Secretary and General Counsel	Senior Vice President and General Counsel

Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Janet A. Nash	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

Lisa H. Lattan	Assistant Secretary	none

Pedram Afshar	Vice President	none

Ryan Ander	Vice President	none

Jennifer L. Barron	Vice President	none

Stacey L. Belford	Vice President	none

Hayden S. Berk	Vice President	none

James D. Blythe	Vice President	none

James H. Breitenkamp	Vice President	none

Bruce W. Caldwell	Vice President	none

Alan D. Chingren	Vice President	none

Robert P. Connor	Vice President	none

James B. Cotchett	Vice President	none

D. Alan Critchell, Jr.	Vice President	none

Christopher J. DeSimone	Vice President	none

David P. Donovan	Vice President	none

G. Patrick Dougherty	Vice President	none

Kenneth J. Dougherty	Vice President	none

Ryan C. Dreier	Vice President	none

Kevin G. Eknaian	Vice President	none

David R. Ford	Vice President	none

William D. Ford	Vice President	none

Michael C. Galkoski	Vice President	none

Gregory O. Garvin	Vice President	none

Wendy Costigan Goodyear	Vice President	none

Michael K. Green	Vice President	none

Brandon G. Grier	Vice President	none

Brett G. Hart	Vice President	none

Stacey L. Hoffman	Vice President	none

B.D. Horton	Vice President	none

Robert O. Houston	Vice President	none

Terence M. Huddle	Vice President	none

Jennifer Ison	Vice President	none

Christopher T. Jackson	Vice President	none

Michael A. Jackson	Vice President	none

Cindy A. Johnson	Vice President	none

Wesley S. Kabance	Vice President	none

David A. Keefer	Vice President	none

Christopher W. Kilroy	Vice President	none

Matthew S. Kives	Vice President	none

William L. Kreiling	Vice President	none

Jack R. Kulpa	Vice President	none

Edward Lettieri	Vice President	none

Richard T. Luchinsky	Vice President	none

Beth A. Mannino	Vice President	none

Jesse C. Martin	Vice President	none

Thomas C. McCarthy	Vice President	none

James C. McCoun	Vice President	none

Joseph P. McGivney, Jr.	Vice President	none

Peter J. McHugh	Vice President	none

Michael Mills	Vice President	none

Christopher M. Monachino	Vice President	none

Susan M. Morris	Vice President	none

David M. Murphy	Vice President	none

Kathleen L. Nelkin	Vice President	none

Kelly A. Ness	Vice President	none

Jay W. Newnum	Vice President	none

John E. O’Connor	Vice President	none

Patrick J. Palmer	Vice President	none

Margaret H. Pierce	Vice President	none

Christy A. Poe	Vice President	none

James E. Poehlmann	Vice President	none

Conan W. Porter	Vice President	none

Douglas K. Reber	Vice President	none

David E. Rogers	Vice President	none

Gerald M. Rossi	Vice President	none

Brett A. Round	Vice President	none

Michael (Mick) F. Schell	Vice President	none

Tracey L. Shank	Vice President	none

Michael W. Suess	Vice President	none

Michael T. Sullivan	Vice President	none

Stephen C. Thune	Vice President	none

Michael N. Turgeon	Vice President	none

Tina Ussery-Franklin	Vice President	none

James T. Walden	Vice President	none

Mark Westmoreland	Vice President	none

J. Mitch Wurzer	Vice President	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

(c)           Not applicable.

Item 33.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA 94043; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; JP Morgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; and Commerce Bank, N.A., 1000 Walnut, Kansas City, MO 64105.

Item 34.  Management Services -- Not applicable.

Item 35.  Undertakings -- Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 28th day of September, 2010.

AMERICAN CENTURY MUNICIPAL TRUST
(Registrant)

By:	* ___________________________________
Jonathan S. Thomas
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Trustee	September 28, 2010

* _________________________________ Robert J. Leach	Vice President, Treasurer and Chief Financial Officer	September 28, 2010

* _________________________________ John Freidenrich	Trustee	September 28, 2010

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	September 28, 2010

* _________________________________ Frederick L.A. Grauer	Trustee	September 28, 2010

* _________________________________ Peter F. Pervere	Trustee	September 28, 2010

* _________________________________ Myron S. Scholes	Trustee	September 28, 2010

* _________________________________ John B. Shoven	Trustee	September 28, 2010

*By:	/s/ Christine J. Crossley
Christine J. Crossley
Attorney in Fact
(pursuant to Power of Attorney
dated December 16, 2009)

EXHIBIT INDEX

EXHIBIT                                DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (a)(9)	Amendment No. 8 to the Amended and Restated Agreement and Declaration of Trust, dated February 16, 2010.

EXHIBIT (b)	Amended and Restated Bylaws, dated February 18, 2010.

EXHIBIT (d)(2)	Management Agreement with American Century Investment Management, Inc., effective as of July 16, 2010.

EXHIBIT (j)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated September 24, 2010.